Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Portfolios
Entity Central Index Key	0000802716
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000145004
Shareholder Report [Line Items]
Fund Name	Victory Integrity Discovery Fund
Class Name	Class A
Trading Symbol	MMEAX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$171	1.60%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 13.43% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Russell Microcap® Value Index (the "Index"), which returned 7.96% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, microcap value stocks outperformed microcap growth stocks.

Top contributors to performance:

• From a benchmark perspective, energy, industrials, and financials were the top performing sectors.

• Security selection in health care, financials, and industrials were the largest positive contributors to the Fund’s relative performance.

• Sector weights were positive contributions to the Fund’s performance relative to the Index largely due to the Fund's underweight in health care and the Fund's overweight to industrials.

• From a style perspective, the Fund’s holdings on average had lower volatility and a higher market capitalization relative to the Index, which also contributed to performance.

Top detractors from performance:

• From a benchmark perspective communication services, materials, and real estate sectors were the largest Index detractors from relative performance.

• Technology was the largest detractor from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Integrity Discovery Fund Class A @ NAV - $20,175	Victory Integrity Discovery Fund Class A @ MOP - $19,014	S&P 500® Index (regulatory broad based index) - $33,521	Russell Microcap® Value Index - $18,761
6/14	$10,000	$9,424	$10,000	$10,000
6/15	$11,132	$10,491	$10,742	$10,344
6/16	$10,314	$9,721	$11,171	$9,602
6/17	$13,446	$12,672	$13,170	$12,604
6/18	$15,565	$14,669	$15,064	$15,212
6/19	$13,695	$12,907	$16,633	$13,552
6/20	$10,439	$9,838	$17,881	$11,529
6/21	$19,783	$18,645	$25,175	$21,169
6/22	$16,762	$15,798	$22,503	$16,894
6/23	$17,786	$16,762	$26,912	$17,378
6/24	$20,175	$19,014	$33,521	$18,761

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	13.43%	8.06%	7.27%
Class A @ MOP	6.92%	6.78%	6.64%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Microcap® Value IndexFootnote Reference2	7.96%	6.72%	6.49%

Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 61,187,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 599,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$61,187
Number of Holdings	126
Investment Advisory Fees	$599
Portfolio Turnover	37%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	0.8%
Communication Services	4.7%
Real Estate	4.9%
Materials	5.7%
Health Care	6.2%
Energy	6.8%
Consumer Discretionary	11.7%
Information Technology	13.4%
Industrials	18.6%
Financials	25.4%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 29, 2024 Class R converted to Class A. For more complete information, you may review the Fund's prospectus, which we expect to be available by November 1, 2024.
C000145005
Shareholder Report [Line Items]
Fund Name	Victory Integrity Discovery Fund
Class Name	Class C
Trading Symbol	MMECX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$260	2.45%

Expenses Paid, Amount	$ 260
Expense Ratio, Percent	2.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 12.50% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Russell Microcap® Value Index (the "Index"), which returned 7.96% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, microcap value stocks outperformed microcap growth stocks.

Top contributors to performance:

• From a benchmark perspective, energy, industrials, and financials were the top performing sectors.

• Security selection in health care, financials, and industrials were the largest positive contributors to the Fund’s relative performance.

• Sector weights were positive contributions to the Fund’s performance relative to the Index largely due to the Fund's underweight in health care and the Fund's overweight to industrials.

• From a style perspective, the Fund’s holdings on average had lower volatility and a higher market capitalization relative to the Index, which also contributed to performance.

Top detractors from performance:

• From a benchmark perspective communication services, materials, and real estate sectors were the largest Index detractors from relative performance.

• Technology was the largest detractor from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Integrity Discovery Fund Class C @ NAV - $18,907	Victory Integrity Discovery Fund Class C @ CDSC - $18,907	S&P 500® Index (regulatory broad based index) - $33,521	Russell Microcap® Value Index - $18,761
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$11,041	$11,041	$10,742	$10,344
6/16	$10,154	$10,154	$11,171	$9,602
6/17	$13,131	$13,131	$13,170	$12,604
6/18	$15,086	$15,086	$15,064	$15,212
6/19	$13,163	$13,163	$16,633	$13,552
6/20	$9,949	$9,949	$17,881	$11,529
6/21	$18,697	$18,697	$25,175	$21,169
6/22	$15,709	$15,709	$22,503	$16,894
6/23	$16,668	$16,668	$26,912	$17,378
6/24	$18,907	$18,907	$33,521	$18,761

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	12.50%	7.14%	6.58%
Class C @ CDSC	11.50%	7.14%	6.58%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Microcap® Value IndexFootnote Reference2	7.96%	6.72%	6.49%

Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 61,187,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 599,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$61,187
Number of Holdings	126
Investment Advisory Fees	$599
Portfolio Turnover	37%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	0.8%
Communication Services	4.7%
Real Estate	4.9%
Materials	5.7%
Health Care	6.2%
Energy	6.8%
Consumer Discretionary	11.7%
Information Technology	13.4%
Industrials	18.6%
Financials	25.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000145007
Shareholder Report [Line Items]
Fund Name	Victory Integrity Discovery Fund
Class Name	Class Y
Trading Symbol	MMEYX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$154	1.44%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 13.67% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Russell Microcap® Value Index (the "Index"), which returned 7.96% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, microcap value stocks outperformed microcap growth stocks.

Top contributors to performance:

• From a benchmark perspective, energy, industrials, and financials were the top performing sectors.

• Security selection in health care, financials, and industrials were the largest positive contributors to the Fund’s relative performance.

• Sector weights were positive contributions to the Fund’s performance relative to the Index largely due to the Fund's underweight in health care and the Fund's overweight to industrials.

• From a style perspective, the Fund’s holdings on average had lower volatility and a higher market capitalization relative to the Index, which also contributed to performance.

Top detractors from performance:

• From a benchmark perspective communication services, materials, and real estate sectors were the largest Index detractors from relative performance.

• Technology was the largest detractor from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Integrity Discovery Fund Class Y - $20,636	S&P 500® Index (regulatory broad based index) - $33,521	Russell Microcap® Value Index - $18,761
6/14	$10,000	$10,000	$10,000
6/15	$11,160	$10,742	$10,344
6/16	$10,368	$11,171	$9,602
6/17	$13,542	$13,170	$12,604
6/18	$15,719	$15,064	$15,212
6/19	$13,862	$16,633	$13,552
6/20	$10,585	$17,881	$11,529
6/21	$20,122	$25,175	$21,169
6/22	$17,081	$22,503	$16,894
6/23	$18,155	$26,912	$17,378
6/24	$20,636	$33,521	$18,761

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	13.67%	8.28%	7.51%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Microcap® Value IndexFootnote Reference2	7.96%	6.72%	6.49%

AssetsNet	$ 61,187,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 599,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$61,187
Number of Holdings	126
Investment Advisory Fees	$599
Portfolio Turnover	37%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	0.8%
Communication Services	4.7%
Real Estate	4.9%
Materials	5.7%
Health Care	6.2%
Energy	6.8%
Consumer Discretionary	11.7%
Information Technology	13.4%
Industrials	18.6%
Financials	25.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000219865
Shareholder Report [Line Items]
Fund Name	Victory Integrity Discovery Fund
Class Name	Member Class
Trading Symbol	MMMMX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$160	1.50%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 13.58% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Russell Microcap® Value Index (the "Index"), which returned 7.96% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, microcap value stocks outperformed microcap growth stocks.

Top contributors to performance:

• From a benchmark perspective, energy, industrials, and financials were the top performing sectors.

• Security selection in health care, financials, and industrials were the largest positive contributors to the Fund’s relative performance.

• Sector weights were positive contributions to the Fund’s performance relative to the Index largely due to the Fund's underweight in health care and the Fund's overweight to industrials.

• From a style perspective, the Fund’s holdings on average had lower volatility and a higher market capitalization relative to the Index, which also contributed to performance.

Top detractors from performance:

• From a benchmark perspective communication services, materials, and real estate sectors were the largest Index detractors from relative performance.

• Technology was the largest detractor from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Average Annual Return [Table Text Block]
	1 Year	Since Inception
Member Class	13.58%	16.86%Footnote Reference
S&P 500® IndexFootnote Reference1	24.56%	16.47%
Russell Microcap® Value IndexFootnote Reference2	7.96%	11.92%

AssetsNet	$ 61,187,000
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 599,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$61,187
Number of Holdings	126
Investment Advisory Fees	$599
Portfolio Turnover	37%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	0.8%
Communication Services	4.7%
Real Estate	4.9%
Materials	5.7%
Health Care	6.2%
Energy	6.8%
Consumer Discretionary	11.7%
Information Technology	13.4%
Industrials	18.6%
Financials	25.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144991
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	MAIMX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 11.72% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Value Index, which returned 11.98% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, mid value stocks underperformed mid growth stocks.

Top contributors to performance:

• From a benchmark perspective, financials, energy, and industrials were the top performing sectors.

• Utilities and industrials were the largest positive contributors to the Fund's relative performance.

• From a style perspective, the Fund’s holdings on average had higher volatility, which also contributed to the Fund's relative performance.

• The Fund’s lower market capitalization than the Index also contributed to the Fund's relative performance.

Top detractors from performance:

• From a benchmark perspective health care, communication services, and consumer staples sectors were the largest Index detractors.

• Security selection in consumer discretionary and financials were the largest detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Integrity Mid-Cap Value Fund Class A @ NAV - $21,314	Victory Integrity Mid-Cap Value Fund Class A @ MOP - $20,084	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Value Index - $20,809
6/14	$10,000	$9,423	$10,000	$10,000
6/15	$10,084	$9,502	$10,742	$10,367
6/16	$10,125	$9,541	$11,171	$10,704
6/17	$11,753	$11,074	$13,170	$12,408
6/18	$13,084	$12,328	$15,064	$13,351
6/19	$13,131	$12,373	$16,633	$13,842
6/20	$11,306	$10,653	$17,881	$12,207
6/21	$17,937	$16,902	$25,175	$18,685
6/22	$16,761	$15,793	$22,503	$16,817
6/23	$19,079	$17,977	$26,912	$18,583
6/24	$21,314	$20,084	$33,521	$20,809

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	11.72%	10.17%	7.86%
Class A @ MOP	5.28%	8.87%	7.22%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® Value IndexFootnote Reference2	11.98%	8.49%	7.60%

Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 305,052,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,349,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$305,052
Number of Holdings	114
Investment Advisory Fees	$2,349
Portfolio Turnover	75%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	5.7%
Utilities	6.4%
Consumer Staples	6.7%
Real Estate	7.4%
Information Technology	9.0%
Materials	9.1%
Health Care	9.4%
Consumer Discretionary	9.6%
Financials	14.8%
Industrials	18.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000217047
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Class C
Trading Symbol	MCIMX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$185	1.75%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.90% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Value Index, which returned 11.98% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, mid value stocks underperformed mid growth stocks.

Top contributors to performance:

• From a benchmark perspective, financials, energy, and industrials were the top performing sectors.

• Utilities and industrials were the largest positive contributors to the Fund's relative performance.

• From a style perspective, the Fund’s holdings on average had higher volatility, which also contributed to the Fund's relative performance.

• The Fund’s lower market capitalization than the Index also contributed to the Fund's relative performance.

Top detractors from performance:

• From a benchmark perspective health care, communication services, and consumer staples sectors were the largest Index detractors.

• Security selection in consumer discretionary and financials were the largest detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Integrity Mid-Cap Value Fund Class C @ NAV - $15,081	Victory Integrity Mid-Cap Value Fund Class C @ CDSC - $15,081	S&P 500® Index (regulatory broad based index) - $19,209	Russell Midcap® Value Index - $14,575
11/19Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/20	$8,245	$8,245	$10,247	$8,550
6/21	$12,979	$12,979	$14,427	$13,088
6/22	$12,036	$12,036	$12,896	$11,779
6/23	$13,599	$13,599	$15,422	$13,016
6/24	$15,081	$15,081	$19,209	$14,575

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Class C @ NAV	10.90%	9.21%
Class C @ CDSC	9.90%	9.21%
S&P 500® IndexFootnote Reference1	24.56%	15.03%
Russell Midcap® Value IndexFootnote Reference2	11.98%	8.41%

Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 305,052,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,349,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$305,052
Number of Holdings	114
Investment Advisory Fees	$2,349
Portfolio Turnover	75%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	5.7%
Utilities	6.4%
Consumer Staples	6.7%
Real Estate	7.4%
Information Technology	9.0%
Materials	9.1%
Health Care	9.4%
Consumer Discretionary	9.6%
Financials	14.8%
Industrials	18.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000164741
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Class R6
Trading Symbol	MRIMX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 12.20% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Russell Midcap® Value Index, which returned 11.98% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, mid value stocks underperformed mid growth stocks.

Top contributors to performance:

• From a benchmark perspective, financials, energy, and industrials were the top performing sectors.

• Utilities and industrials were the largest positive contributors to the Fund's relative performance.

• From a style perspective, the Fund’s holdings on average had higher volatility, which also contributed to the Fund's relative performance.

• The Fund’s lower market capitalization than the Index also contributed to the Fund's relative performance.

Top detractors from performance:

• From a benchmark perspective health care, communication services, and consumer staples sectors were the largest Index detractors.

• Security selection in consumer discretionary and financials were the largest detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Integrity Mid-Cap Value Fund Class R6 - $23,754	S&P 500® Index (regulatory broad based index) - $31,524	Russell Midcap® Value Index - $21,640
12/15Footnote Reference*	$10,000	$10,000	$10,000
6/16	$10,950	$10,506	$11,131
6/17	$12,749	$12,386	$12,904
6/18	$14,238	$14,166	$13,884
6/19	$14,341	$15,642	$14,395
6/20	$12,401	$16,816	$12,695
6/21	$19,748	$23,676	$19,431
6/22	$18,523	$21,162	$17,488
6/23	$21,170	$25,309	$19,325
6/24	$23,754	$31,524	$21,640

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	12.20%	10.62%	10.65%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	14.38%
Russell Midcap® Value IndexFootnote Reference2	11.98%	8.49%	9.45%

AssetsNet	$ 305,052,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,349,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$305,052
Number of Holdings	114
Investment Advisory Fees	$2,349
Portfolio Turnover	75%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	5.7%
Utilities	6.4%
Consumer Staples	6.7%
Real Estate	7.4%
Information Technology	9.0%
Materials	9.1%
Health Care	9.4%
Consumer Discretionary	9.6%
Financials	14.8%
Industrials	18.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144992
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Class Y
Trading Symbol	MYIMX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 11.98% for the fiscal year ended June 30, 2024, matching its primary benchmark, Russell Midcap® Value Index, which returned 11.98% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, mid value stocks underperformed mid growth stocks.

Top contributors to performance:

• From a benchmark perspective, financials, energy, and industrials were the top performing sectors.

• Utilities and industrials were the largest positive contributors to the Fund's relative performance.

• From a style perspective, the Fund’s holdings on average had higher volatility, which also contributed to the Fund's relative performance.

• The Fund’s lower market capitalization than the Index also contributed to the Fund's relative performance.

Top detractors from performance:

• From a benchmark perspective health care, communication services, and consumer staples sectors were the largest Index detractors.

• Security selection in consumer discretionary and financials were the largest detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Integrity Mid-Cap Value Fund Class Y - $21,879	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Value Index - $20,809
6/14	$10,000	$10,000	$10,000
6/15	$10,115	$10,742	$10,367
6/16	$10,189	$11,171	$10,704
6/17	$11,863	$13,170	$12,408
6/18	$13,237	$15,064	$13,351
6/19	$13,314	$16,633	$13,842
6/20	$11,494	$17,881	$12,207
6/21	$18,279	$25,175	$18,685
6/22	$17,118	$22,503	$16,817
6/23	$19,538	$26,912	$18,583
6/24	$21,879	$33,521	$20,809

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	11.98%	10.45%	8.14%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® Value IndexFootnote Reference2	11.98%	8.49%	7.60%

AssetsNet	$ 305,052,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,349,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$305,052
Number of Holdings	114
Investment Advisory Fees	$2,349
Portfolio Turnover	75%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	5.7%
Utilities	6.4%
Consumer Staples	6.7%
Real Estate	7.4%
Information Technology	9.0%
Materials	9.1%
Health Care	9.4%
Consumer Discretionary	9.6%
Financials	14.8%
Industrials	18.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000219863
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Member Class
Trading Symbol	MMIJX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 11.91% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Value Index, which returned 11.98% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, mid value stocks underperformed mid growth stocks.

Top contributors to performance:

• From a benchmark perspective, financials, energy, and industrials were the top performing sectors.

• Utilities and industrials were the largest positive contributors to the Fund's relative performance.

• From a style perspective, the Fund’s holdings on average had higher volatility, which also contributed to the Fund's relative performance.

• The Fund’s lower market capitalization than the Index also contributed to the Fund's relative performance.

Top detractors from performance:

• From a benchmark perspective health care, communication services, and consumer staples sectors were the largest Index detractors.

• Security selection in consumer discretionary and financials were the largest detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Average Annual Return [Table Text Block]
	1 Year	Since Inception
Member Class	11.91%	15.84%Footnote Reference
S&P 500® IndexFootnote Reference1	24.56%	16.47%
Russell Midcap® Value IndexFootnote Reference2	11.98%	12.76%

AssetsNet	$ 305,052,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,349,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$305,052
Number of Holdings	114
Investment Advisory Fees	$2,349
Portfolio Turnover	75%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Energy	5.7%
Utilities	6.4%
Consumer Staples	6.7%
Real Estate	7.4%
Information Technology	9.0%
Materials	9.1%
Health Care	9.4%
Consumer Discretionary	9.6%
Financials	14.8%
Industrials	18.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144977
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class A
Trading Symbol	VSCVX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$152	1.44%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.42% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2000® Value Index (the "Index"), which returned 10.90% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to Fund's performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund's performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, small value stocks outperformed small growth stocks.

Top contributors to performance:

• From a benchmark perspective, energy and financials were the top performing sectors.

• Industrials, health care, communication services, and real estate were the largest positive contributors to the Fund’s relative performance.

• Sector weights were slightly positive contributors to the Fund’s performance relative to the Index largely due to our underweight in health care and our overweight to financials.

• From a style perspective, the Fund’s holdings on average had lower volatility relative to the Index, which also contributed to performance.

Top detractors from performance:

• From a benchmark perspective communication services and utilities were the largest detractors from relative performance.

• Security selection in materials, energy, and consumer staples were the largest detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Integrity Small-Cap Value Fund Class A @ NAV - $18,785	Victory Integrity Small-Cap Value Fund Class A @ MOP - $17,705	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Value Index - $18,294
6/14	$10,000	$9,425	$10,000	$10,000
6/15	$10,217	$9,629	$10,729	$10,078
6/16	$9,515	$8,968	$10,959	$9,817
6/17	$11,677	$11,005	$12,987	$12,258
6/18	$13,143	$12,387	$14,907	$13,863
6/19	$12,202	$11,500	$16,246	$12,999
6/20	$9,233	$8,702	$17,306	$10,727
6/21	$16,658	$15,700	$24,950	$18,588
6/22	$14,637	$13,795	$21,490	$15,562
6/23	$17,012	$16,034	$25,563	$16,497
6/24	$18,785	$17,705	$31,475	$18,294

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	10.42%	9.01%	6.51%
Class A @ MOP	4.08%	7.73%	5.88%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	6.23%

Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 1,208,625,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 12,503,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,208,625
Number of Holdings	132
Investment Advisory Fees	$12,503
Portfolio Turnover	62%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.9%
Utilities	5.8%
Health Care	7.0%
Information Technology	7.4%
Materials	8.2%
Consumer Discretionary	8.4%
Real Estate	9.5%
Energy	9.7%
Industrials	13.3%
Financials	24.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144978
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class C
Trading Symbol	MCVSX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$246	2.35%

Expenses Paid, Amount	$ 246
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.41% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2000® Value Index (the "Index"), which returned 10.90% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to Fund's performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund's performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, small value stocks outperformed small growth stocks.

Top contributors to performance:

• From a benchmark perspective, energy and financials were the top performing sectors.

• Industrials, health care, communication services, and real estate were the largest positive contributors to the Fund’s relative performance.

• Sector weights were slightly positive contributors to the Fund’s performance relative to the Index largely due to our underweight in health care and our overweight to financials.

• From a style perspective, the Fund’s holdings on average had lower volatility relative to the Index, which also contributed to performance.

Top detractors from performance:

• From a benchmark perspective communication services and utilities were the largest detractors from relative performance.

• Security selection in materials, energy, and consumer staples were the largest detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Integrity Small-Cap Value Fund Class C @ NAV - $17,726	Victory Integrity Small-Cap Value Fund Class C @ CDSC - $17,726	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Value Index - $18,294
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$10,140	$10,140	$10,729	$10,078
6/16	$9,374	$9,374	$10,959	$9,817
6/17	$11,429	$11,429	$12,987	$12,258
6/18	$12,784	$12,784	$14,907	$13,863
6/19	$11,789	$11,789	$16,246	$12,999
6/20	$8,852	$8,852	$17,306	$10,727
6/21	$15,833	$15,833	$24,950	$18,588
6/22	$13,811	$13,811	$21,490	$15,562
6/23	$16,053	$16,053	$25,563	$16,497
6/24	$17,726	$17,726	$31,475	$18,294

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	9.41%	8.11%	5.89%
Class C @ CDSC	8.45%	8.11%	5.89%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	6.23%

Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 1,208,625,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 12,503,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,208,625
Number of Holdings	132
Investment Advisory Fees	$12,503
Portfolio Turnover	62%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.9%
Utilities	5.8%
Health Care	7.0%
Information Technology	7.4%
Materials	8.2%
Consumer Discretionary	8.4%
Real Estate	9.5%
Energy	9.7%
Industrials	13.3%
Financials	24.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144979
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class R
Trading Symbol	MRVSX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$184	1.75%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.06% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2000® Value Index (the "Index"), which returned 10.90% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to Fund's performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund's performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, small value stocks outperformed small growth stocks.

Top contributors to performance:

• From a benchmark perspective, energy and financials were the top performing sectors.

• Industrials, health care, communication services, and real estate were the largest positive contributors to the Fund’s relative performance.

• Sector weights were slightly positive contributors to the Fund’s performance relative to the Index largely due to our underweight in health care and our overweight to financials.

• From a style perspective, the Fund’s holdings on average had lower volatility relative to the Index, which also contributed to performance.

Top detractors from performance:

• From a benchmark perspective communication services and utilities were the largest detractors from relative performance.

• Security selection in materials, energy, and consumer staples were the largest detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Integrity Small-Cap Value Fund Class R - $18,295	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Value Index - $18,294
6/14	$10,000	$10,000	$10,000
6/15	$10,220	$10,729	$10,078
6/16	$9,467	$10,959	$9,817
6/17	$11,590	$12,987	$12,258
6/18	$13,014	$14,907	$13,863
6/19	$12,052	$16,246	$12,999
6/20	$9,095	$17,306	$10,727
6/21	$16,362	$24,950	$18,588
6/22	$14,347	$21,490	$15,562
6/23	$16,623	$25,563	$16,497
6/24	$18,295	$31,475	$18,294

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	10.06%	8.71%	6.23%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	6.23%

AssetsNet	$ 1,208,625,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 12,503,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,208,625
Number of Holdings	132
Investment Advisory Fees	$12,503
Portfolio Turnover	62%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.9%
Utilities	5.8%
Health Care	7.0%
Information Technology	7.4%
Materials	8.2%
Consumer Discretionary	8.4%
Real Estate	9.5%
Energy	9.7%
Industrials	13.3%
Financials	24.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144980
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class R6
Trading Symbol	MVSSX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.94% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Russell 2000® Value Index (the "Index"), which returned 10.90% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to Fund's performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund's performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, small value stocks outperformed small growth stocks.

Top contributors to performance:

• From a benchmark perspective, energy and financials were the top performing sectors.

• Industrials, health care, communication services, and real estate were the largest positive contributors to the Fund’s relative performance.

• Sector weights were slightly positive contributors to the Fund’s performance relative to the Index largely due to our underweight in health care and our overweight to financials.

• From a style perspective, the Fund’s holdings on average had lower volatility relative to the Index, which also contributed to performance.

Top detractors from performance:

• From a benchmark perspective communication services and utilities were the largest detractors from relative performance.

• Security selection in materials, energy, and consumer staples were the largest detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Integrity Small-Cap Value Fund Class R6 - $19,777	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Value Index - $18,294
6/14	$10,000	$10,000	$10,000
6/15	$10,263	$10,729	$10,078
6/16	$9,605	$10,959	$9,817
6/17	$11,853	$12,987	$12,258
6/18	$13,415	$14,907	$13,863
6/19	$12,520	$16,246	$12,999
6/20	$9,522	$17,306	$10,727
6/21	$17,274	$24,950	$18,588
6/22	$15,265	$21,490	$15,562
6/23	$17,826	$25,563	$16,497
6/24	$19,777	$31,475	$18,294

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	10.94%	9.57%	7.06%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	6.23%

AssetsNet	$ 1,208,625,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 12,503,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,208,625
Number of Holdings	132
Investment Advisory Fees	$12,503
Portfolio Turnover	62%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.9%
Utilities	5.8%
Health Care	7.0%
Information Technology	7.4%
Materials	8.2%
Consumer Discretionary	8.4%
Real Estate	9.5%
Energy	9.7%
Industrials	13.3%
Financials	24.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144981
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class Y
Trading Symbol	VSVIX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$113	1.07%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.84% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2000® Value Index (the "Index"), which returned 10.90% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to Fund's performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund's performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, small value stocks outperformed small growth stocks.

Top contributors to performance:

• From a benchmark perspective, energy and financials were the top performing sectors.

• Industrials, health care, communication services, and real estate were the largest positive contributors to the Fund’s relative performance.

• Sector weights were slightly positive contributors to the Fund’s performance relative to the Index largely due to our underweight in health care and our overweight to financials.

• From a style perspective, the Fund’s holdings on average had lower volatility relative to the Index, which also contributed to performance.

Top detractors from performance:

• From a benchmark perspective communication services and utilities were the largest detractors from relative performance.

• Security selection in materials, energy, and consumer staples were the largest detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Integrity Small-Cap Value Fund Class Y - $19,496	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Value Index - $18,294
6/14	$10,000	$10,000	$10,000
6/15	$10,246	$10,729	$10,078
6/16	$9,576	$10,959	$9,817
6/17	$11,791	$12,987	$12,258
6/18	$13,325	$14,907	$13,863
6/19	$12,414	$16,246	$12,999
6/20	$9,430	$17,306	$10,727
6/21	$17,081	$24,950	$18,588
6/22	$15,078	$21,490	$15,562
6/23	$17,589	$25,563	$16,497
6/24	$19,496	$31,475	$18,294

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	10.84%	9.45%	6.90%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	6.23%

AssetsNet	$ 1,208,625,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 12,503,000
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$1,208,625
Number of Holdings	132
Investment Advisory Fees	$12,503
Portfolio Turnover	62%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	2.9%
Utilities	5.8%
Health Care	7.0%
Information Technology	7.4%
Materials	8.2%
Consumer Discretionary	8.4%
Real Estate	9.5%
Energy	9.7%
Industrials	13.3%
Financials	24.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144993
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small/Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	MAISX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$118	1.13%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.62% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2500™  (the "Index"), which returned 11.24% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, small/mid value stocks outperformed small/mid growth stocks.

Top contributors to performance:

• From a benchmark perspective, financials and energy were the top performing sectors.

• Health care, utilities, and industrials were the largest positive contributors to the Fund’s relative performance.

• Sector weights were positive contributors to the Fund’s performance relative to the Index largely due to our underweights in communication services, real estate, and utilities.

• From a style perspective, the Fund’s holdings on average had lower volatility, which also contributed to relative performance.

Top detractors from performance:

• From a benchmark perspective, communication services and health care sectors were the largest benchmark detractors.

• Security selection in consumer discretionary, financials, and materials were the largest detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Integrity Small/Mid-Cap Value Fund Class A @ NAV - $20,101	Victory Integrity Small/Mid-Cap Value Fund Class A @ MOP - $18,950	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2500™ Value Index - $19,256
6/14	$10,000	$9,428	$10,000	$10,000
6/15	$9,866	$9,301	$10,729	$10,099
6/16	$9,314	$8,781	$10,959	$10,121
6/17	$11,267	$10,622	$12,987	$11,979
6/18	$12,637	$11,913	$14,907	$13,356
6/19	$12,427	$11,715	$16,246	$13,099
6/20	$10,070	$9,493	$17,306	$11,069
6/21	$17,442	$16,443	$24,950	$18,067
6/22	$15,934	$15,022	$21,490	$15,684
6/23	$18,337	$17,287	$25,563	$17,310
6/24	$20,101	$18,950	$31,475	$19,256

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	9.62%	10.10%	7.23%
Class A @ MOP	3.32%	8.80%	6.60%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2500™ Value IndexFootnote Reference2	11.24%	8.01%	6.77%

Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 305,920,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,337,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$305,920
Number of Holdings	114
Investment Advisory Fees	$2,337
Portfolio Turnover	75%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.9%
Consumer Staples	3.9%
Energy	6.6%
Real Estate	7.1%
Health Care	7.8%
Information Technology	8.5%
Materials	8.6%
Consumer Discretionary	11.7%
Financials	16.4%
Industrials	19.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000155526
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small/Mid-Cap Value Fund
Class Name	Class R6
Trading Symbol	MIRSX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.98% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2500™  (the "Index"), which returned 11.24% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, small/mid value stocks outperformed small/mid growth stocks.

Top contributors to performance:

• From a benchmark perspective, financials and energy were the top performing sectors.

• Health care, utilities, and industrials were the largest positive contributors to the Fund’s relative performance.

• Sector weights were positive contributors to the Fund’s performance relative to the Index largely due to our underweights in communication services, real estate, and utilities.

• From a style perspective, the Fund’s holdings on average had lower volatility, which also contributed to relative performance.

Top detractors from performance:

• From a benchmark perspective, communication services and health care sectors were the largest benchmark detractors.

• Security selection in consumer discretionary, financials, and materials were the largest detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Integrity Small/Mid-Cap Value Fund Class R6 - $20,595	Russell 3000® Index (regulatory broad based index) - $29,020	Russell 2500™ Value Index - $19,006
3/15Footnote Reference*	$10,000	$10,000	$10,000
6/15	$9,833	$9,893	$9,968
6/16	$9,310	$10,104	$9,989
6/17	$11,297	$11,974	$11,824
6/18	$12,713	$13,744	$13,182
6/19	$12,537	$14,979	$12,928
6/20	$10,193	$15,957	$10,925
6/21	$17,702	$23,004	$17,832
6/22	$16,218	$19,814	$15,480
6/23	$18,727	$23,570	$17,085
6/24	$20,595	$29,020	$19,006

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	9.98%	10.44%	8.05%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.10%
Russell 2500™ Value IndexFootnote Reference2	11.24%	8.01%	7.13%

AssetsNet	$ 305,920,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,337,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$305,920
Number of Holdings	114
Investment Advisory Fees	$2,337
Portfolio Turnover	75%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.9%
Consumer Staples	3.9%
Energy	6.6%
Real Estate	7.1%
Health Care	7.8%
Information Technology	8.5%
Materials	8.6%
Consumer Discretionary	11.7%
Financials	16.4%
Industrials	19.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144994
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small/Mid-Cap Value Fund
Class Name	Class Y
Trading Symbol	MYISX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.88% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2500™  (the "Index"), which returned 11.24% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, small/mid value stocks outperformed small/mid growth stocks.

Top contributors to performance:

• From a benchmark perspective, financials and energy were the top performing sectors.

• Health care, utilities, and industrials were the largest positive contributors to the Fund’s relative performance.

• Sector weights were positive contributors to the Fund’s performance relative to the Index largely due to our underweights in communication services, real estate, and utilities.

• From a style perspective, the Fund’s holdings on average had lower volatility, which also contributed to relative performance.

Top detractors from performance:

• From a benchmark perspective, communication services and health care sectors were the largest benchmark detractors.

• Security selection in consumer discretionary, financials, and materials were the largest detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Integrity Small/Mid-Cap Value Fund Class Y - $20,612	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2500™ Value Index - $19,256
6/14	$10,000	$10,000	$10,000
6/15	$9,886	$10,729	$10,099
6/16	$9,359	$10,959	$10,121
6/17	$11,347	$12,987	$11,979
6/18	$12,767	$14,907	$13,356
6/19	$12,582	$16,246	$13,099
6/20	$10,225	$17,306	$11,069
6/21	$17,751	$24,950	$18,067
6/22	$16,252	$21,490	$15,684
6/23	$18,759	$25,563	$17,310
6/24	$20,612	$31,475	$19,256

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	9.88%	10.38%	7.50%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2500™ Value IndexFootnote Reference2	11.24%	8.01%	6.77%

AssetsNet	$ 305,920,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,337,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$305,920
Number of Holdings	114
Investment Advisory Fees	$2,337
Portfolio Turnover	75%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.9%
Consumer Staples	3.9%
Energy	6.6%
Real Estate	7.1%
Health Care	7.8%
Information Technology	8.5%
Materials	8.6%
Consumer Discretionary	11.7%
Financials	16.4%
Industrials	19.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000219864
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small/Mid-Cap Value Fund
Class Name	Member Class
Trading Symbol	MMMSX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.84% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2500™  (the "Index"), which returned 11.24% during the period.

Over the last 12 months, reactions to the implications of any changes to the Federal Reserve’s interest rate policy fluctuated quarter by quarter. In the fourth quarter of 2023, investors priced in numerous rate cuts in early 2024 prompting equity markets to rally into year end and contributed to the Fund’s performance. However, in the first quarter of 2024, optimism for significant rate relief by the Federal Reserve faded and this outlook detracted from the Fund’s performance. In addition, a select number of U.S. large cap growth companies dominated performance. For the one-year period ending June 30, 2024, small/mid value stocks outperformed small/mid growth stocks.

Top contributors to performance:

• From a benchmark perspective, financials and energy were the top performing sectors.

• Health care, utilities, and industrials were the largest positive contributors to the Fund’s relative performance.

• Sector weights were positive contributors to the Fund’s performance relative to the Index largely due to our underweights in communication services, real estate, and utilities.

• From a style perspective, the Fund’s holdings on average had lower volatility, which also contributed to relative performance.

Top detractors from performance:

• From a benchmark perspective, communication services and health care sectors were the largest benchmark detractors.

• Security selection in consumer discretionary, financials, and materials were the largest detractors from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Average Annual Return [Table Text Block]
	1 Year	Since Inception
Member Class	9.84%	17.80%Footnote Reference
Russell 3000® IndexFootnote Reference1	23.13%	15.26%
Russell 2500™ Value IndexFootnote Reference2	11.24%	13.80%

AssetsNet	$ 305,920,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 2,337,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$305,920
Number of Holdings	114
Investment Advisory Fees	$2,337
Portfolio Turnover	75%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.9%
Consumer Staples	3.9%
Energy	6.6%
Real Estate	7.1%
Health Care	7.8%
Information Technology	8.5%
Materials	8.6%
Consumer Discretionary	11.7%
Financials	16.4%
Industrials	19.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144984
Shareholder Report [Line Items]
Fund Name	Victory Munder Multi-Cap Fund
Class Name	Class A
Trading Symbol	MNNAX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Munder Multi-Cap Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$141	1.26%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.03% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, S&P 500® Index (the "Index"), which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc.

• Stocks that contributed negatively to the Fund’s relative performance were Livent Corp. (“Livent”), and NVIDIA Corp. (“NVIDIA”). Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns. The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Munder Multi-Cap Fund Class A @ NAV - $28,620	Victory Munder Multi-Cap Fund Class A @ MOP - $26,977	Russell 3000® Index (regulatory broad based index) - $31,475	S&P 500® Index - $33,521
6/14	$10,000	$9,426	$10,000	$10,000
6/15	$11,196	$10,553	$10,729	$10,742
6/16	$10,747	$10,130	$10,959	$11,171
6/17	$12,616	$11,892	$12,987	$13,170
6/18	$14,304	$13,483	$14,907	$15,064
6/19	$14,713	$13,868	$16,246	$16,633
6/20	$14,937	$14,080	$17,306	$17,881
6/21	$20,918	$19,717	$24,950	$25,175
6/22	$19,095	$17,999	$21,490	$22,503
6/23	$23,262	$21,927	$25,563	$26,912
6/24	$28,620	$26,977	$31,475	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	23.03%Footnote Reference	14.23%	11.09%
Class A @ MOP	15.97%	12.89%	10.43%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
S&P 500® IndexFootnote Reference2	24.56%	15.05%	12.86%

Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 470,086,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 3,206,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$470,086
Number of Holdings	83
Investment Advisory Fees	$3,206
Portfolio Turnover	75%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.9%
Real Estate	2.1%
Consumer Staples	2.3%
Energy	4.8%
Industrials	6.7%
Consumer Discretionary	9.3%
Communication Services	10.9%
Financials	14.2%
Health Care	15.8%
Information Technology	30.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144985
Shareholder Report [Line Items]
Fund Name	Victory Munder Multi-Cap Fund
Class Name	Class C
Trading Symbol	MNNCX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Munder Multi-Cap Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$240	2.16%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 21.92% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, S&P 500® Index (the "Index"), which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc.

• Stocks that contributed negatively to the Fund’s relative performance were Livent Corp. (“Livent”), and NVIDIA Corp. (“NVIDIA”). Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns. The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Munder Multi-Cap Fund Class C @ NAV - $26,834	Victory Munder Multi-Cap Fund Class C @ CDSC - $26,834	Russell 3000® Index (regulatory broad based index) - $31,475	S&P 500® Index - $33,521
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$11,105	$11,105	$10,729	$10,742
6/16	$10,570	$10,570	$10,959	$11,171
6/17	$12,309	$12,309	$12,987	$13,170
6/18	$13,845	$13,845	$14,907	$15,064
6/19	$14,152	$14,152	$16,246	$16,633
6/20	$14,249	$14,249	$17,306	$17,881
6/21	$19,789	$19,789	$24,950	$25,175
6/22	$17,904	$17,904	$21,490	$22,503
6/23	$21,811	$21,811	$25,563	$26,912
6/24	$26,834	$26,834	$31,475	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	21.92%Footnote Reference	13.25%	10.37%
Class C @ CDSC	20.92%	13.25%	10.37%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
S&P 500® IndexFootnote Reference2	24.56%	15.05%	12.86%

Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 470,086,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 3,206,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$470,086
Number of Holdings	83
Investment Advisory Fees	$3,206
Portfolio Turnover	75%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.9%
Real Estate	2.1%
Consumer Staples	2.3%
Energy	4.8%
Industrials	6.7%
Consumer Discretionary	9.3%
Communication Services	10.9%
Financials	14.2%
Health Care	15.8%
Information Technology	30.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144987
Shareholder Report [Line Items]
Fund Name	Victory Munder Multi-Cap Fund
Class Name	Class Y
Trading Symbol	MNNYX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Munder Multi-Cap Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$108	0.97%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.42% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, S&P 500® Index (the "Index"), which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc.

• Stocks that contributed negatively to the Fund’s relative performance were Livent Corp. (“Livent”), and NVIDIA Corp. (“NVIDIA”). Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns. The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Munder Multi-Cap Fund Class Y - $29,653	Russell 3000® Index (regulatory broad based index) - $31,475	S&P 500® Index - $33,521
6/14	$10,000	$10,000	$10,000
6/15	$11,232	$10,729	$10,742
6/16	$10,827	$10,959	$11,171
6/17	$12,761	$12,987	$13,170
6/18	$14,522	$14,907	$15,064
6/19	$14,988	$16,246	$16,633
6/20	$15,277	$17,306	$17,881
6/21	$21,470	$24,950	$25,175
6/22	$19,661	$21,490	$22,503
6/23	$24,026	$25,563	$26,912
6/24	$29,653	$31,475	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	23.42%Footnote Reference	14.62%	11.48%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
S&P 500® IndexFootnote Reference2	24.56%	15.05%	12.86%

AssetsNet	$ 470,086,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 3,206,000
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$470,086
Number of Holdings	83
Investment Advisory Fees	$3,206
Portfolio Turnover	75%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.9%
Real Estate	2.1%
Consumer Staples	2.3%
Energy	4.8%
Industrials	6.7%
Consumer Discretionary	9.3%
Communication Services	10.9%
Financials	14.2%
Health Care	15.8%
Information Technology	30.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144988
Shareholder Report [Line Items]
Fund Name	Victory S&P 500 Index Fund
Class Name	Class A
Trading Symbol	MUXAX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$59	0.53%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.87% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500®  Index (the “Index”), which returned 24.56% during the period. The difference in performance between the Fund and the Index was primarily due to the Fund’s fees and expenses. The Index is not an investable product; therefore, fees and expenses do not apply.

• During the reporting period, the Fund saw positive absolute returns in all 11 sectors, with the information technology sector contributing the most to absolute performance.

• The real estate sector lagged all other sectors.

• The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory S&P 500 Index Fund Class A @ NAV - $31,678	Victory S&P 500 Index Fund Class A @ MOP - $30,971	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$9,777	$10,000
6/15	$10,676	$10,437	$10,742
6/16	$11,048	$10,801	$11,171
6/17	$12,943	$12,654	$13,170
6/18	$14,720	$14,391	$15,064
6/19	$16,162	$15,801	$16,633
6/20	$17,287	$16,901	$17,881
6/21	$24,202	$23,661	$25,175
6/22	$21,513	$21,032	$22,503
6/23	$25,573	$25,002	$26,912
6/24	$31,678	$30,971	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	23.87%Footnote Reference	14.41%	12.22%
Class A @ MOP	21.07%	13.89%	11.97%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%

Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 284,863,000
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 502,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$284,863
Number of Holdings	504
Investment Advisory Fees	$502
Portfolio Turnover	4%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	2.1%
Utilities	2.2%
Energy	3.6%
Consumer Staples	5.7%
Industrials	8.1%
Communication Services	9.3%
Consumer Discretionary	9.9%
Health Care	11.6%
Financials	12.3%
Information Technology	32.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144989
Shareholder Report [Line Items]
Fund Name	Victory S&P 500 Index Fund
Class Name	Class R
Trading Symbol	MUXRX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$97	0.87%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.48% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500®  Index (the “Index”), which returned 24.56% during the period. The difference in performance between the Fund and the Index was primarily due to the Fund’s fees and expenses. The Index is not an investable product; therefore, fees and expenses do not apply.

• During the reporting period, the Fund saw positive absolute returns in all 11 sectors, with the information technology sector contributing the most to absolute performance.

• The real estate sector lagged all other sectors.

• The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory S&P 500 Index Fund Class R - $30,435	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$10,000
6/15	$10,635	$10,742
6/16	$10,958	$11,171
6/17	$12,776	$13,170
6/18	$14,476	$15,064
6/19	$15,824	$16,633
6/20	$16,863	$17,881
6/21	$23,513	$25,175
6/22	$20,818	$22,503
6/23	$24,647	$26,912
6/24	$30,435	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	23.48%Footnote Reference	13.98%	11.77%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%

AssetsNet	$ 284,863,000
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 502,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$284,863
Number of Holdings	504
Investment Advisory Fees	$502
Portfolio Turnover	4%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	2.1%
Utilities	2.2%
Energy	3.6%
Consumer Staples	5.7%
Industrials	8.1%
Communication Services	9.3%
Consumer Discretionary	9.9%
Health Care	11.6%
Financials	12.3%
Information Technology	32.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144990
Shareholder Report [Line Items]
Fund Name	Victory S&P 500 Index Fund
Class Name	Class Y
Trading Symbol	MUXYX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$52	0.46%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.97% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500®  Index (the “Index”), which returned 24.56% during the period. The difference in performance between the Fund and the Index was primarily due to the Fund’s fees and expenses. The Index is not an investable product; therefore, fees and expenses do not apply.

• During the reporting period, the Fund saw positive absolute returns in all 11 sectors, with the information technology sector contributing the most to absolute performance.

• The real estate sector lagged all other sectors.

• The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory S&P 500 Index Fund Class Y - $32,105	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$10,000
6/15	$10,694	$10,742
6/16	$11,095	$11,171
6/17	$13,018	$13,170
6/18	$14,835	$15,064
6/19	$16,308	$16,633
6/20	$17,461	$17,881
6/21	$24,473	$25,175
6/22	$21,768	$22,503
6/23	$25,898	$26,912
6/24	$32,105	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	23.97%Footnote Reference	14.51%	12.37%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%

AssetsNet	$ 284,863,000
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 502,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$284,863
Number of Holdings	504
Investment Advisory Fees	$502
Portfolio Turnover	4%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	2.1%
Utilities	2.2%
Energy	3.6%
Consumer Staples	5.7%
Industrials	8.1%
Communication Services	9.3%
Consumer Discretionary	9.9%
Health Care	11.6%
Financials	12.3%
Information Technology	32.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144972
Shareholder Report [Line Items]
Fund Name	Victory Munder Mid-Cap Core Growth Fund
Class Name	Class A
Trading Symbol	MGOAX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Munder Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$134	1.27%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 11.53% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Growth Index (the "Index"), which returned 15.05% during the period.

• The Fund's best-performing sectors for the year were information technology and consumer staples.

• The Fund's worst-performing sectors were industrials and financials.

• On an individual stock basis, two of the Fund’s best-performing stocks over the past year were Evercore, Inc. and Trane Technologies.

• The Fund's two worst-performing stocks were Align Technology, Inc. and Fox Factory Holding Corp. Align Technology, Inc. reported disappointing results in October 2023, and cut its full year revenue guidance. The company saw sharp weakness in sales trends for its clear teeth aligners in the U.S. and Europe. Fox Factory Holding Corp. reported disappointing quarterly results in November 2023, and announced the acquisition of Marucci, a maker of baseballs, softballs, and other sports equipment. This deal was a departure from Fox’s core business of suspension systems for trucks and bikes. The Fund sold on that news.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Munder Mid-Cap Core Growth Fund Class A @ NAV - $20,467	Victory Munder Mid-Cap Core Growth Fund Class A @ MOP - $19,290	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Index - $23,768	Russell Midcap® Growth Index - $27,178
6/14	$10,000	$9,425	$10,000	$10,000	$10,000
6/15	$11,003	$10,370	$10,742	$10,663	$10,945
6/16	$10,129	$9,546	$11,171	$10,723	$10,711
6/17	$11,869	$11,186	$13,170	$12,490	$12,537
6/18	$13,302	$12,537	$15,064	$14,030	$14,859
6/19	$13,859	$13,062	$16,633	$15,128	$16,930
6/20	$13,437	$12,664	$17,881	$14,789	$18,947
6/21	$19,823	$18,683	$25,175	$22,154	$27,240
6/22	$16,484	$15,536	$22,503	$18,322	$19,184
6/23	$18,352	$17,296	$26,912	$21,057	$23,622
6/24	$20,467	$19,290	$33,521	$23,768	$27,178

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	11.53%	8.11%	7.43%
Class A @ MOP	5.09%	6.84%	6.79%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® IndexFootnote Reference2	12.88%	9.46%	9.04%
Russell Midcap® Growth IndexFootnote Reference3	15.05%	9.93%	10.51%

Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 318,901,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,463,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$318,901
Number of Holdings	75
Investment Advisory Fees	$2,463
Portfolio Turnover	53%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.6%
Energy	4.3%
Materials	5.3%
Real Estate	6.1%
Consumer Staples	6.3%
Consumer Discretionary	7.5%
Health Care	12.9%
Information Technology	15.2%
Industrials	17.4%
Financials	18.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 29, 2024 Class R converted to Class A. Effective July 5, 2024, Robert Glise retired as a Senior Portfolio Manager and Analyst for the Fund.

For more complete information, you may review the Fund's prospectus, which we expect to be available by November 1, 2024.

C000144973
Shareholder Report [Line Items]
Fund Name	Victory Munder Mid-Cap Core Growth Fund
Class Name	Class C
Trading Symbol	MGOTX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Munder Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$223	2.12%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.71% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Growth Index (the "Index"), which returned 15.05% during the period.

• The Fund's best-performing sectors for the year were information technology and consumer staples.

• The Fund's worst-performing sectors were industrials and financials.

• On an individual stock basis, two of the Fund’s best-performing stocks over the past year were Evercore, Inc. and Trane Technologies.

• The Fund's two worst-performing stocks were Align Technology, Inc. and Fox Factory Holding Corp. Align Technology, Inc. reported disappointing results in October 2023, and cut its full year revenue guidance. The company saw sharp weakness in sales trends for its clear teeth aligners in the U.S. and Europe. Fox Factory Holding Corp. reported disappointing quarterly results in November 2023, and announced the acquisition of Marucci, a maker of baseballs, softballs, and other sports equipment. This deal was a departure from Fox’s core business of suspension systems for trucks and bikes. The Fund sold on that news.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Munder Mid-Cap Core Growth Fund Class C @ NAV - $19,327	Victory Munder Mid-Cap Core Growth Fund Class C @ CDSC - $19,327	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Index - $23,768	Russell Midcap® Growth Index - $27,178
6/14	$10,000	$10,000	$10,000	$10,000	$10,000
6/15	$10,926	$10,926	$10,742	$10,663	$10,945
6/16	$9,988	$9,988	$11,171	$10,723	$10,711
6/17	$11,629	$11,629	$13,170	$12,490	$12,537
6/18	$12,940	$12,940	$15,064	$14,030	$14,859
6/19	$13,394	$13,394	$16,633	$15,128	$16,930
6/20	$12,882	$12,882	$17,881	$14,789	$18,947
6/21	$18,874	$18,874	$25,175	$22,154	$27,240
6/22	$15,565	$15,565	$22,503	$18,322	$19,184
6/23	$17,329	$17,329	$26,912	$21,057	$23,622
6/24	$19,327	$19,327	$33,521	$23,768	$27,178

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	10.71%	7.25%	6.81%
Class C @ CDSC	9.71%	7.25%	6.81%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® IndexFootnote Reference2	12.88%	9.46%	9.04%
Russell Midcap® Growth IndexFootnote Reference3	15.05%	9.93%	10.51%

Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 318,901,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,463,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$318,901
Number of Holdings	75
Investment Advisory Fees	$2,463
Portfolio Turnover	53%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.6%
Energy	4.3%
Materials	5.3%
Real Estate	6.1%
Consumer Staples	6.3%
Consumer Discretionary	7.5%
Health Care	12.9%
Information Technology	15.2%
Industrials	17.4%
Financials	18.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 5, 2024, Robert Glise retired as a Senior Portfolio Manager and Analyst for the Fund.

For more complete information, you may review the Fund's prospectus, which we expect to be available by November 1, 2024.

C000144975
Shareholder Report [Line Items]
Fund Name	Victory Munder Mid-Cap Core Growth Fund
Class Name	Class R6
Trading Symbol	MGOSX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Munder Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 11.98% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Growth Index (the "Index"), which returned 15.05% during the period.

• The Fund's best-performing sectors for the year were information technology and consumer staples.

• The Fund's worst-performing sectors were industrials and financials.

• On an individual stock basis, two of the Fund’s best-performing stocks over the past year were Evercore, Inc. and Trane Technologies.

• The Fund's two worst-performing stocks were Align Technology, Inc. and Fox Factory Holding Corp. Align Technology, Inc. reported disappointing results in October 2023, and cut its full year revenue guidance. The company saw sharp weakness in sales trends for its clear teeth aligners in the U.S. and Europe. Fox Factory Holding Corp. reported disappointing quarterly results in November 2023, and announced the acquisition of Marucci, a maker of baseballs, softballs, and other sports equipment. This deal was a departure from Fox’s core business of suspension systems for trucks and bikes. The Fund sold on that news.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Munder Mid-Cap Core Growth Fund Class R6 - $21,346	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Index - $23,768	Russell Midcap® Growth Index - $27,178
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$11,051	$10,742	$10,663	$10,945
6/16	$10,218	$11,171	$10,723	$10,711
6/17	$12,029	$13,170	$12,490	$12,537
6/18	$13,541	$15,064	$14,030	$14,859
6/19	$14,159	$16,633	$15,128	$16,930
6/20	$13,791	$17,881	$14,789	$18,947
6/21	$20,438	$25,175	$22,154	$27,240
6/22	$17,058	$22,503	$18,322	$19,184
6/23	$19,063	$26,912	$21,057	$23,622
6/24	$21,346	$33,521	$23,768	$27,178

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	11.98%	8.56%	7.88%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® IndexFootnote Reference2	12.88%	9.46%	9.04%
Russell Midcap® Growth IndexFootnote Reference3	15.05%	9.93%	10.51%

AssetsNet	$ 318,901,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,463,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$318,901
Number of Holdings	75
Investment Advisory Fees	$2,463
Portfolio Turnover	53%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.6%
Energy	4.3%
Materials	5.3%
Real Estate	6.1%
Consumer Staples	6.3%
Consumer Discretionary	7.5%
Health Care	12.9%
Information Technology	15.2%
Industrials	17.4%
Financials	18.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 5, 2024, Robert Glise retired as a Senior Portfolio Manager and Analyst for the Fund.

For more complete information, you may review the Fund's prospectus, which we expect to be available by November 1, 2024.

C000144976
Shareholder Report [Line Items]
Fund Name	Victory Munder Mid-Cap Core Growth Fund
Class Name	Class Y
Trading Symbol	MGOYX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Munder Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 11.92% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Growth Index (the "Index"), which returned 15.05% during the period.

• The Fund's best-performing sectors for the year were information technology and consumer staples.

• The Fund's worst-performing sectors were industrials and financials.

• On an individual stock basis, two of the Fund’s best-performing stocks over the past year were Evercore, Inc. and Trane Technologies.

• The Fund's two worst-performing stocks were Align Technology, Inc. and Fox Factory Holding Corp. Align Technology, Inc. reported disappointing results in October 2023, and cut its full year revenue guidance. The company saw sharp weakness in sales trends for its clear teeth aligners in the U.S. and Europe. Fox Factory Holding Corp. reported disappointing quarterly results in November 2023, and announced the acquisition of Marucci, a maker of baseballs, softballs, and other sports equipment. This deal was a departure from Fox’s core business of suspension systems for trucks and bikes. The Fund sold on that news.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Munder Mid-Cap Core Growth Fund Class Y - $21,046	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Index - $23,768	Russell Midcap® Growth Index - $27,178
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$11,029	$10,742	$10,663	$10,945
6/16	$10,179	$11,171	$10,723	$10,711
6/17	$11,959	$13,170	$12,490	$12,537
6/18	$13,441	$15,064	$14,030	$14,859
6/19	$14,041	$16,633	$15,128	$16,930
6/20	$13,653	$17,881	$14,789	$18,947
6/21	$20,205	$25,175	$22,154	$27,240
6/22	$16,844	$22,503	$18,322	$19,184
6/23	$18,805	$26,912	$21,057	$23,622
6/24	$21,046	$33,521	$23,768	$27,178

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	11.92%	8.43%	7.72%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® IndexFootnote Reference2	12.88%	9.46%	9.04%
Russell Midcap® Growth IndexFootnote Reference3	15.05%	9.93%	10.51%

AssetsNet	$ 318,901,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,463,000
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$318,901
Number of Holdings	75
Investment Advisory Fees	$2,463
Portfolio Turnover	53%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.6%
Energy	4.3%
Materials	5.3%
Real Estate	6.1%
Consumer Staples	6.3%
Consumer Discretionary	7.5%
Health Care	12.9%
Information Technology	15.2%
Industrials	17.4%
Financials	18.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 5, 2024, Robert Glise retired as a Senior Portfolio Manager and Analyst for the Fund.

For more complete information, you may review the Fund's prospectus, which we expect to be available by November 1, 2024.

C000144995
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Fund - Core Equity
Class Name	Class A
Trading Symbol	MAICX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 15.87% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, the MSCI ACWI ex USA Index (the “Index”), which returned 11.62% during the period. International large-cap equities advanced as cooling inflation and lower interest rates across markets raised investor confidence that equity markets will continue to perform well. All six regions were up during the period and ten of the eleven economic sectors posted gains. Technology and energy were the strongest performing sectors, while consumer staples stocks trailed the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance. Excess returns were generated in all six geographic regions and nine of eleven economic sectors. Notable outperformance was generated in financials and consumer staples

• From a style perspective, the Fund’s exposure to value, business momentum and quality factors all contributed to relative outperformance with exposure to value having the biggest impact.

Top detractors from performance:

• Security selection was weakest in communication services and utilities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Trivalent International Fund - Core Equity Class A @ NAV - $14,809	Victory Trivalent International Fund - Core Equity Class A @ MOP - $13,958	MSCI ACWI ex USA Index (regulatory broad based index) - $14,579
6/14	$10,000	$9,425	$10,000
6/15	$9,828	$9,263	$9,474
6/16	$8,803	$8,296	$8,504
6/17	$10,471	$9,869	$10,243
6/18	$11,282	$10,633	$10,988
6/19	$11,107	$10,468	$11,130
6/20	$10,567	$9,960	$10,595
6/21	$13,767	$12,976	$14,380
6/22	$11,106	$10,467	$11,587
6/23	$12,781	$12,046	$13,061
6/24	$14,809	$13,958	$14,579

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	15.87%Footnote Reference	5.92%	4.00%
Class A @ MOP	9.16%	4.68%	3.39%
MSCI ACWI ex USA IndexFootnote Reference1	11.62%	5.55%	3.84%

Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 219,942,000
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 1,634,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$219,942
Number of Holdings	213
Investment Advisory Fees	$1,634
Portfolio Turnover	38%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.4%
Communication Services	5.0%
Energy	5.6%
Consumer Staples	6.9%
Materials	7.3%
Health Care	10.0%
Consumer Discretionary	10.8%
Information Technology	12.5%
Industrials	13.4%
Financials	20.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144997
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Fund - Core Equity
Class Name	Class I
Trading Symbol	MICIX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 16.27% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, the MSCI ACWI ex USA Index (the “Index”), which returned 11.62% during the period. International large-cap equities advanced as cooling inflation and lower interest rates across markets raised investor confidence that equity markets will continue to perform well. All six regions were up during the period and ten of the eleven economic sectors posted gains. Technology and energy were the strongest performing sectors, while consumer staples stocks trailed the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance. Excess returns were generated in all six geographic regions and nine of eleven economic sectors. Notable outperformance was generated in financials and consumer staples

• From a style perspective, the Fund’s exposure to value, business momentum and quality factors all contributed to relative outperformance with exposure to value having the biggest impact.

Top detractors from performance:

• Security selection was weakest in communication services and utilities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Trivalent International Fund - Core Equity Class I - $15,385	MSCI ACWI ex USA Index (regulatory broad based index) - $14,579
6/14	$10,000	$10,000
6/15	$9,876	$9,474
6/16	$8,896	$8,504
6/17	$10,614	$10,243
6/18	$11,470	$10,988
6/19	$11,350	$11,130
6/20	$10,839	$10,595
6/21	$14,161	$14,380
6/22	$11,466	$11,587
6/23	$13,232	$13,061
6/24	$15,385	$14,579

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	16.27%Footnote Reference	6.27%	4.40%
MSCI ACWI ex USA IndexFootnote Reference1	11.62%	5.55%	3.84%

AssetsNet	$ 219,942,000
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 1,634,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$219,942
Number of Holdings	213
Investment Advisory Fees	$1,634
Portfolio Turnover	38%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.4%
Communication Services	5.0%
Energy	5.6%
Consumer Staples	6.9%
Materials	7.3%
Health Care	10.0%
Consumer Discretionary	10.8%
Information Technology	12.5%
Industrials	13.4%
Financials	20.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000155527
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Fund - Core Equity
Class Name	Class R6
Trading Symbol	MAIRX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 16.21% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, the MSCI ACWI ex USA Index (the “Index”), which returned 11.62% during the period. International large-cap equities advanced as cooling inflation and lower interest rates across markets raised investor confidence that equity markets will continue to perform well. All six regions were up during the period and ten of the eleven economic sectors posted gains. Technology and energy were the strongest performing sectors, while consumer staples stocks trailed the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance. Excess returns were generated in all six geographic regions and nine of eleven economic sectors. Notable outperformance was generated in financials and consumer staples

• From a style perspective, the Fund’s exposure to value, business momentum and quality factors all contributed to relative outperformance with exposure to value having the biggest impact.

Top detractors from performance:

• Security selection was weakest in communication services and utilities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Trivalent International Fund - Core Equity Class R6 - $15,844	MSCI ACWI ex USA Index (regulatory broad based index) - $15,326
3/15Footnote Reference*	$10,000	$10,000
6/15	$10,130	$9,960
6/16	$9,131	$8,940
6/17	$10,901	$10,768
6/18	$11,788	$11,551
6/19	$11,656	$11,700
6/20	$11,151	$11,138
6/21	$14,559	$15,117
6/22	$11,804	$12,181
6/23	$13,634	$13,730
6/24	$15,844	$15,326

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	16.21%Footnote Reference	6.33%	5.06%
MSCI ACWI ex USA IndexFootnote Reference1	11.62%	5.55%	4.68%

AssetsNet	$ 219,942,000
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 1,634,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$219,942
Number of Holdings	213
Investment Advisory Fees	$1,634
Portfolio Turnover	38%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.4%
Communication Services	5.0%
Energy	5.6%
Consumer Staples	6.9%
Materials	7.3%
Health Care	10.0%
Consumer Discretionary	10.8%
Information Technology	12.5%
Industrials	13.4%
Financials	20.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144998
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Fund - Core Equity
Class Name	Class Y
Trading Symbol	MICYX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 16.16% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, the MSCI ACWI ex USA Index (the “Index”), which returned 11.62% during the period. International large-cap equities advanced as cooling inflation and lower interest rates across markets raised investor confidence that equity markets will continue to perform well. All six regions were up during the period and ten of the eleven economic sectors posted gains. Technology and energy were the strongest performing sectors, while consumer staples stocks trailed the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance. Excess returns were generated in all six geographic regions and nine of eleven economic sectors. Notable outperformance was generated in financials and consumer staples

• From a style perspective, the Fund’s exposure to value, business momentum and quality factors all contributed to relative outperformance with exposure to value having the biggest impact.

Top detractors from performance:

• Security selection was weakest in communication services and utilities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Trivalent International Fund - Core Equity Class Y - $15,168	MSCI ACWI ex USA Index (regulatory broad based index) - $14,579
6/14	$10,000	$10,000
6/15	$9,839	$9,474
6/16	$8,837	$8,504
6/17	$10,540	$10,243
6/18	$11,384	$10,988
6/19	$11,232	$11,130
6/20	$10,716	$10,595
6/21	$13,997	$14,380
6/22	$11,332	$11,587
6/23	$13,058	$13,061
6/24	$15,168	$14,579

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	16.16%Footnote Reference	6.19%	4.25%
MSCI ACWI ex USA IndexFootnote Reference1	11.62%	5.55%	3.84%

AssetsNet	$ 219,942,000
Holdings Count | Holding	213
Advisory Fees Paid, Amount	$ 1,634,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$219,942
Number of Holdings	213
Investment Advisory Fees	$1,634
Portfolio Turnover	38%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.4%
Communication Services	5.0%
Energy	5.6%
Consumer Staples	6.9%
Materials	7.3%
Health Care	10.0%
Consumer Discretionary	10.8%
Information Technology	12.5%
Industrials	13.4%
Financials	20.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144999
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class A
Trading Symbol	MISAX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$141	1.35%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.42% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, S&P Developed Ex-U.S. SmallCap Index (the "Index"), which returned 7.59% during the period.

International small-cap equities advanced as cooling inflation data across developed markets raised investor confidence that interest rates may have peaked. All five regions were up during the period and ten of the eleven economic sectors posted gains. Financials and energy were the strongest performing sectors, while utilities stocks lagged the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance. Excess returns were generated in three of five regions and six of eleven sectors. Notable outperformance was generated within industrials and consumer staples.

• From a style perspective, the Fund’s overall exposure to value, business momentum and quality factors all contributed to relative performance with value being the largest contributor.

Top detractors from performance:

• Security selection was weakest in energy and communication services.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Trivalent International Small-Cap Fund Class A @ NAV - $16,049	Victory Trivalent International Small-Cap Fund Class A @ MOP - $15,123	MSCI All Country World Index (regulatory broad based index) - $22,474	S&P Developed Ex-U.S. SmallCap Index - $14,521
6/14	$10,000	$9,423	$10,000	$10,000
6/15	$10,362	$9,764	$10,071	$9,803
6/16	$9,520	$8,970	$9,696	$9,392
6/17	$11,617	$10,947	$11,517	$11,398
6/18	$13,260	$12,495	$12,752	$12,650
6/19	$12,316	$11,605	$13,485	$11,872
6/20	$12,334	$11,622	$13,769	$11,380
6/21	$17,343	$16,342	$19,176	$16,344
6/22	$12,968	$12,220	$16,156	$12,215
6/23	$14,668	$13,822	$18,826	$13,497
6/24	$16,049	$15,123	$22,474	$14,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	9.42%	5.44%	4.84%
Class A @ MOP	3.14%	4.20%	4.22%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	8.43%
S&P Developed Ex-U.S. SmallCap IndexFootnote Reference2	7.59%	4.11%	3.80%

Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 3,461,527,000
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 29,385,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,461,527
Number of Holdings	229
Investment Advisory Fees	$29,385
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.7%
Energy	4.0%
Consumer Staples	4.5%
Real Estate	7.7%
Health Care	8.2%
Materials	10.5%
Consumer Discretionary	11.0%
Information Technology	11.5%
Financials	11.6%
Industrials	23.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000145000
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class C
Trading Symbol	MCISX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$219	2.10%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 8.52% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, S&P Developed Ex-U.S. SmallCap Index (the "Index"), which returned 7.59% during the period.

International small-cap equities advanced as cooling inflation data across developed markets raised investor confidence that interest rates may have peaked. All five regions were up during the period and ten of the eleven economic sectors posted gains. Financials and energy were the strongest performing sectors, while utilities stocks lagged the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance. Excess returns were generated in three of five regions and six of eleven sectors. Notable outperformance was generated within industrials and consumer staples.

• From a style perspective, the Fund’s overall exposure to value, business momentum and quality factors all contributed to relative performance with value being the largest contributor.

Top detractors from performance:

• Security selection was weakest in energy and communication services.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Trivalent International Small-Cap Fund Class C @ NAV - $15,112	Victory Trivalent International Small-Cap Fund Class C @ CDSC - $15,112	MSCI All Country World Index (regulatory broad based index) - $22,474	S&P Developed Ex-U.S. SmallCap Index - $14,521
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$10,297	$10,297	$10,071	$9,803
6/16	$9,383	$9,383	$9,696	$9,392
6/17	$11,367	$11,367	$11,517	$11,398
6/18	$12,876	$12,876	$12,752	$12,650
6/19	$11,875	$11,875	$13,485	$11,872
6/20	$11,798	$11,798	$13,769	$11,380
6/21	$16,466	$16,466	$19,176	$16,344
6/22	$12,211	$12,211	$16,156	$12,215
6/23	$13,812	$13,812	$18,826	$13,497
6/24	$15,112	$15,112	$22,474	$14,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	8.52%	4.63%	4.22%
Class C @ CDSC	7.52%	4.63%	4.22%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	8.43%
S&P Developed Ex-U.S. SmallCap IndexFootnote Reference2	7.59%	4.11%	3.80%

Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 3,461,527,000
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 29,385,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,461,527
Number of Holdings	229
Investment Advisory Fees	$29,385
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.7%
Energy	4.0%
Consumer Staples	4.5%
Real Estate	7.7%
Health Care	8.2%
Materials	10.5%
Consumer Discretionary	11.0%
Information Technology	11.5%
Financials	11.6%
Industrials	23.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000145001
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class I
Trading Symbol	MISIX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.80% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, S&P Developed Ex-U.S. SmallCap Index (the "Index"), which returned 7.59% during the period.

International small-cap equities advanced as cooling inflation data across developed markets raised investor confidence that interest rates may have peaked. All five regions were up during the period and ten of the eleven economic sectors posted gains. Financials and energy were the strongest performing sectors, while utilities stocks lagged the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance. Excess returns were generated in three of five regions and six of eleven sectors. Notable outperformance was generated within industrials and consumer staples.

• From a style perspective, the Fund’s overall exposure to value, business momentum and quality factors all contributed to relative performance with value being the largest contributor.

Top detractors from performance:

• Security selection was weakest in energy and communication services.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Trivalent International Small-Cap Fund Class I - $16,714	MSCI All Country World Index (regulatory broad based index) - $22,474	S&P Developed Ex-U.S. SmallCap Index - $14,521
6/14	$10,000	$10,000	$10,000
6/15	$10,412	$10,071	$9,803
6/16	$9,606	$9,696	$9,392
6/17	$11,763	$11,517	$11,398
6/18	$13,481	$12,752	$12,650
6/19	$12,579	$13,485	$11,872
6/20	$12,647	$13,769	$11,380
6/21	$17,852	$19,176	$16,344
6/22	$13,397	$16,156	$12,215
6/23	$15,222	$18,826	$13,497
6/24	$16,714	$22,474	$14,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	9.80%	5.85%	5.27%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	8.43%
S&P Developed Ex-U.S. SmallCap IndexFootnote Reference2	7.59%	4.11%	3.80%

AssetsNet	$ 3,461,527,000
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 29,385,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,461,527
Number of Holdings	229
Investment Advisory Fees	$29,385
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.7%
Energy	4.0%
Consumer Staples	4.5%
Real Estate	7.7%
Health Care	8.2%
Materials	10.5%
Consumer Discretionary	11.0%
Information Technology	11.5%
Financials	11.6%
Industrials	23.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000145002
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class R6
Trading Symbol	MSSIX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.76% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, S&P Developed Ex-U.S. SmallCap Index (the "Index"), which returned 7.59% during the period.

International small-cap equities advanced as cooling inflation data across developed markets raised investor confidence that interest rates may have peaked. All five regions were up during the period and ten of the eleven economic sectors posted gains. Financials and energy were the strongest performing sectors, while utilities stocks lagged the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance. Excess returns were generated in three of five regions and six of eleven sectors. Notable outperformance was generated within industrials and consumer staples.

• From a style perspective, the Fund’s overall exposure to value, business momentum and quality factors all contributed to relative performance with value being the largest contributor.

Top detractors from performance:

• Security selection was weakest in energy and communication services.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Trivalent International Small-Cap Fund Class R6 - $16,526	MSCI All Country World Index (regulatory broad based index) - $22,474	S&P Developed Ex-U.S. SmallCap Index - $14,521
6/14	$10,000	$10,000	$10,000
6/15	$10,401	$10,071	$9,803
6/16	$9,580	$9,696	$9,392
6/17	$11,714	$11,517	$11,398
6/18	$13,411	$12,752	$12,650
6/19	$12,491	$13,485	$11,872
6/20	$12,536	$13,769	$11,380
6/21	$17,693	$19,176	$16,344
6/22	$13,260	$16,156	$12,215
6/23	$15,056	$18,826	$13,497
6/24	$16,526	$22,474	$14,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	9.76%	5.76%	5.15%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	8.43%
S&P Developed Ex-U.S. SmallCap IndexFootnote Reference2	7.59%	4.11%	3.80%

AssetsNet	$ 3,461,527,000
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 29,385,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,461,527
Number of Holdings	229
Investment Advisory Fees	$29,385
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.7%
Energy	4.0%
Consumer Staples	4.5%
Real Estate	7.7%
Health Care	8.2%
Materials	10.5%
Consumer Discretionary	11.0%
Information Technology	11.5%
Financials	11.6%
Industrials	23.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000145003
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class Y
Trading Symbol	MYSIX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$115	1.10%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.64% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, S&P Developed Ex-U.S. SmallCap Index (the "Index"), which returned 7.59% during the period.

International small-cap equities advanced as cooling inflation data across developed markets raised investor confidence that interest rates may have peaked. All five regions were up during the period and ten of the eleven economic sectors posted gains. Financials and energy were the strongest performing sectors, while utilities stocks lagged the broader Index.

Top contributors to performance:

• Overall security selection was positive and accounted for the Fund’s relative outperformance. Excess returns were generated in three of five regions and six of eleven sectors. Notable outperformance was generated within industrials and consumer staples.

• From a style perspective, the Fund’s overall exposure to value, business momentum and quality factors all contributed to relative performance with value being the largest contributor.

Top detractors from performance:

• Security selection was weakest in energy and communication services.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Trivalent International Small-Cap Fund Class Y - $16,452	MSCI All Country World Index (regulatory broad based index) - $22,474	S&P Developed Ex-U.S. SmallCap Index - $14,521
6/14	$10,000	$10,000	$10,000
6/15	$10,390	$10,071	$9,803
6/16	$9,571	$9,696	$9,392
6/17	$11,703	$11,517	$11,398
6/18	$13,394	$12,752	$12,650
6/19	$12,473	$13,485	$11,872
6/20	$12,524	$13,769	$11,380
6/21	$17,654	$19,176	$16,344
6/22	$13,229	$16,156	$12,215
6/23	$15,006	$18,826	$13,497
6/24	$16,452	$22,474	$14,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	9.64%	5.69%	5.10%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	8.43%
S&P Developed Ex-U.S. SmallCap IndexFootnote Reference2	7.59%	4.11%	3.80%

AssetsNet	$ 3,461,527,000
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 29,385,000
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$3,461,527
Number of Holdings	229
Investment Advisory Fees	$29,385
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	3.7%
Energy	4.0%
Consumer Staples	4.5%
Real Estate	7.7%
Health Care	8.2%
Materials	10.5%
Consumer Discretionary	11.0%
Information Technology	11.5%
Financials	11.6%
Industrials	23.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144969
Shareholder Report [Line Items]
Fund Name	Victory Total Return Bond Fund
Class Name	Class A
Trading Symbol	MUCAX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Total Return Bond Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 2.25% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 2.63% during the period.

• The Fund’s performance was driven primarily by security selection, offset somewhat by changes in yields across the maturity spectrum throughout the reporting period.

• Relative to the Index, the Fund's best performing corporate sectors were banking, real estate investment trusts, energy, and insurance.

• Airlines and cable & satellite were sectors that detracted from relative performance.

• Treasury futures positions, which have been eliminated from the portfolio, also detracted from relative performance.

The Fund has been positioned the portfolio to be more defensive. This includes a higher allocation to Treasuries and highly rated asset-backed securities and a reduced allocation to corporate bonds. The Fund's allocation to agency mortgage-backed securities has been reduced to meet liquidity needs of the portfolio.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Total Return Bond Fund Class A @ NAV - $10,843	Victory Total Return Bond Fund Class A @ MOP - $10,601	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430
6/14	$10,000	$9,777	$10,000
6/15	$9,994	$9,771	$10,186
6/16	$10,328	$10,097	$10,797
6/17	$10,428	$10,195	$10,763
6/18	$10,377	$10,146	$10,720
6/19	$10,976	$10,731	$11,564
6/20	$11,808	$11,544	$12,575
6/21	$12,005	$11,737	$12,533
6/22	$10,747	$10,507	$11,243
6/23	$10,604	$10,368	$11,137
6/24	$10,843	$10,601	$11,430

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	2.25%	- 0.24%	0.81%
Class A @ MOP	- 0.05%	- 0.70%	0.59%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%

Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 50,445,000
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 250,000
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$50,445
Number of Holdings	243
Investment Advisory Fees	$250
Portfolio Turnover	142%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	37.6%
Corporate Bonds	25.8%
U.S. Government Agency Mortgages	12.5%
Asset-Backed Securities	8.5%
Collateralized Mortgage Obligations	8.3%
Yankee Dollars	6.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144970
Shareholder Report [Line Items]
Fund Name	Victory Total Return Bond Fund
Class Name	Class C
Trading Symbol	MUCCX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Total Return Bond Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$161	1.60%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 1.58% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 2.63% during the period.

• The Fund’s performance was driven primarily by security selection, offset somewhat by changes in yields across the maturity spectrum throughout the reporting period.

• Relative to the Index, the Fund's best performing corporate sectors were banking, real estate investment trusts, energy, and insurance.

• Airlines and cable & satellite were sectors that detracted from relative performance.

• Treasury futures positions, which have been eliminated from the portfolio, also detracted from relative performance.

The Fund has been positioned the portfolio to be more defensive. This includes a higher allocation to Treasuries and highly rated asset-backed securities and a reduced allocation to corporate bonds. The Fund's allocation to agency mortgage-backed securities has been reduced to meet liquidity needs of the portfolio.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Total Return Bond Fund Class C @ NAV - $10,202	Victory Total Return Bond Fund Class C @ CDSC - $10,202	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430
6/14	$10,000	$10,000	$10,000
6/15	$9,913	$9,913	$10,186
6/16	$10,167	$10,167	$10,797
6/17	$10,180	$10,180	$10,763
6/18	$10,065	$10,065	$10,720
6/19	$10,573	$10,573	$11,564
6/20	$11,288	$11,288	$12,575
6/21	$11,391	$11,391	$12,533
6/22	$10,112	$10,112	$11,243
6/23	$9,977	$9,977	$11,137
6/24	$10,202	$10,202	$11,430

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	1.58%	- 0.98%	0.20%
Class C @ CDSC	0.59%	- 0.98%	0.20%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%

Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 50,445,000
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 250,000
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$50,445
Number of Holdings	243
Investment Advisory Fees	$250
Portfolio Turnover	142%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	37.6%
Corporate Bonds	25.8%
U.S. Government Agency Mortgages	12.5%
Asset-Backed Securities	8.5%
Collateralized Mortgage Obligations	8.3%
Yankee Dollars	6.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000155525
Shareholder Report [Line Items]
Fund Name	Victory Total Return Bond Fund
Class Name	Class R6
Trading Symbol	MUCRX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Total Return Bond Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 2.64% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 2.63% during the period.

• The Fund’s performance was driven primarily by security selection, offset somewhat by changes in yields across the maturity spectrum throughout the reporting period.

• Relative to the Index, the Fund's best performing corporate sectors were banking, real estate investment trusts, energy, and insurance.

• Airlines and cable & satellite were sectors that detracted from relative performance.

• Treasury futures positions, which have been eliminated from the portfolio, also detracted from relative performance.

The Fund has been positioned the portfolio to be more defensive. This includes a higher allocation to Treasuries and highly rated asset-backed securities and a reduced allocation to corporate bonds. The Fund's allocation to agency mortgage-backed securities has been reduced to meet liquidity needs of the portfolio.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Total Return Bond Fund Class R6 - $11,000	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,140
3/15Footnote Reference*	$10,000	$10,000
6/15	$9,884	$9,927
6/16	$10,240	$10,523
6/17	$10,362	$10,490
6/18	$10,349	$10,448
6/19	$10,976	$11,270
6/20	$11,847	$12,255
6/21	$12,076	$12,214
6/22	$10,832	$10,957
6/23	$10,717	$10,854
6/24	$11,000	$11,140

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	2.64%	0.04%	1.03%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.16%

AssetsNet	$ 50,445,000
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 250,000
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$50,445
Number of Holdings	243
Investment Advisory Fees	$250
Portfolio Turnover	142%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	37.6%
Corporate Bonds	25.8%
U.S. Government Agency Mortgages	12.5%
Asset-Backed Securities	8.5%
Collateralized Mortgage Obligations	8.3%
Yankee Dollars	6.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000144971
Shareholder Report [Line Items]
Fund Name	Victory Total Return Bond Fund
Class Name	Class Y
Trading Symbol	MUCYX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Total Return Bond Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 2.62% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 2.63% during the period.

• The Fund’s performance was driven primarily by security selection, offset somewhat by changes in yields across the maturity spectrum throughout the reporting period.

• Relative to the Index, the Fund's best performing corporate sectors were banking, real estate investment trusts, energy, and insurance.

• Airlines and cable & satellite were sectors that detracted from relative performance.

• Treasury futures positions, which have been eliminated from the portfolio, also detracted from relative performance.

The Fund has been positioned the portfolio to be more defensive. This includes a higher allocation to Treasuries and highly rated asset-backed securities and a reduced allocation to corporate bonds. The Fund's allocation to agency mortgage-backed securities has been reduced to meet liquidity needs of the portfolio.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Total Return Bond Fund Class Y - $11,127	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430
6/14	$10,000	$10,000
6/15	$10,018	$10,186
6/16	$10,377	$10,797
6/17	$10,499	$10,763
6/18	$10,485	$10,720
6/19	$11,113	$11,564
6/20	$11,994	$12,575
6/21	$12,223	$12,533
6/22	$10,962	$11,243
6/23	$10,844	$11,137
6/24	$11,127	$11,430

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	2.62%	0.03%	1.07%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%

AssetsNet	$ 50,445,000
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 250,000
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$50,445
Number of Holdings	243
Investment Advisory Fees	$250
Portfolio Turnover	142%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	37.6%
Corporate Bonds	25.8%
U.S. Government Agency Mortgages	12.5%
Asset-Backed Securities	8.5%
Collateralized Mortgage Obligations	8.3%
Yankee Dollars	6.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000002333
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class A
Trading Symbol	SRVEX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$120	1.07%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.66% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500®  Index, which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc.

• Stocks that contributed negatively to the Fund’s relative performance were NVIDIA Corp. (“NVIDIA”) and Livent Corp. (“Livent”). The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom. Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Diversified Stock Fund Class A @ NAV - $27,292	Victory Diversified Stock Fund Class A @ MOP - $25,722	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$9,425	$10,000
6/15	$10,313	$9,719	$10,742
6/16	$10,156	$9,572	$11,171
6/17	$11,360	$10,707	$13,170
6/18	$12,957	$12,212	$15,064
6/19	$13,527	$12,749	$16,633
6/20	$14,027	$13,220	$17,881
6/21	$19,761	$18,624	$25,175
6/22	$18,095	$17,053	$22,503
6/23	$22,071	$20,801	$26,912
6/24	$27,292	$25,722	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	23.66%Footnote Reference	15.07%Footnote Reference	10.56%
Class A @ MOP	16.54%	13.72%	9.91%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%

Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 318,201,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 1,889,000
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$318,201
Number of Holdings	79
Investment Advisory Fees	$1,889
Portfolio Turnover	81%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.4%
Real Estate	1.4%
Consumer Staples	2.3%
Energy	4.2%
Industrials	6.7%
Consumer Discretionary	9.3%
Communication Services	9.8%
Financials	14.0%
Health Care	15.7%
Information Technology	32.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000002336
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class C
Trading Symbol	VDSCX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$225	2.02%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 22.45% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500®  Index, which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc.

• Stocks that contributed negatively to the Fund’s relative performance were NVIDIA Corp. (“NVIDIA”) and Livent Corp. (“Livent”). The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom. Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Diversified Stock Fund Class C @ NAV - $25,437	Victory Diversified Stock Fund Class C @ CDSC - $25,437	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$10,000	$10,000
6/15	$10,232	$10,232	$10,742
6/16	$9,995	$9,995	$11,171
6/17	$11,082	$11,082	$13,170
6/18	$12,535	$12,535	$15,064
6/19	$12,972	$12,972	$16,633
6/20	$13,325	$13,325	$17,881
6/21	$18,592	$18,592	$25,175
6/22	$16,865	$16,865	$22,503
6/23	$20,571	$20,571	$26,912
6/24	$25,437	$25,437	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	22.45%Footnote Reference	13.98%	9.79%
Class C @ CDSC	21.45%	13.98%	9.79%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%

Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 318,201,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 1,889,000
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$318,201
Number of Holdings	79
Investment Advisory Fees	$1,889
Portfolio Turnover	81%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.4%
Real Estate	1.4%
Consumer Staples	2.3%
Energy	4.2%
Industrials	6.7%
Consumer Discretionary	9.3%
Communication Services	9.8%
Financials	14.0%
Health Care	15.7%
Information Technology	32.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000052113
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class I
Trading Symbol	VDSIX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$93	0.83%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.90% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500®  Index, which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc.

• Stocks that contributed negatively to the Fund’s relative performance were NVIDIA Corp. (“NVIDIA”) and Livent Corp. (“Livent”). The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom. Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Diversified Stock Fund Class I - $27,988	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$10,000
6/15	$10,342	$10,742
6/16	$10,214	$11,171
6/17	$11,450	$13,170
6/18	$13,093	$15,064
6/19	$13,705	$16,633
6/20	$14,248	$17,881
6/21	$20,121	$25,175
6/22	$18,472	$22,503
6/23	$22,589	$26,912
6/24	$27,988	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	23.90%Footnote Reference	15.35%Footnote Reference	10.84%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%

AssetsNet	$ 318,201,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 1,889,000
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$318,201
Number of Holdings	79
Investment Advisory Fees	$1,889
Portfolio Turnover	81%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.4%
Real Estate	1.4%
Consumer Staples	2.3%
Energy	4.2%
Industrials	6.7%
Consumer Discretionary	9.3%
Communication Services	9.8%
Financials	14.0%
Health Care	15.7%
Information Technology	32.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000002337
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class R
Trading Symbol	GRINX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$152	1.36%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.25% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500®  Index, which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc.

• Stocks that contributed negatively to the Fund’s relative performance were NVIDIA Corp. (“NVIDIA”) and Livent Corp. (“Livent”). The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom. Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Diversified Stock Fund Class R - $26,520	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$10,000
6/15	$10,284	$10,742
6/16	$10,097	$11,171
6/17	$11,261	$13,170
6/18	$12,807	$15,064
6/19	$13,338	$16,633
6/20	$13,789	$17,881
6/21	$19,367	$25,175
6/22	$17,686	$22,503
6/23	$21,518	$26,912
6/24	$26,520	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	23.25%Footnote Reference	14.74%	10.24%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%

AssetsNet	$ 318,201,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 1,889,000
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$318,201
Number of Holdings	79
Investment Advisory Fees	$1,889
Portfolio Turnover	81%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.4%
Real Estate	1.4%
Consumer Staples	2.3%
Energy	4.2%
Industrials	6.7%
Consumer Discretionary	9.3%
Communication Services	9.8%
Financials	14.0%
Health Care	15.7%
Information Technology	32.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000138365
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class R6
Trading Symbol	VDSRX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$87	0.78%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.93% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500®  Index, which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc.

• Stocks that contributed negatively to the Fund’s relative performance were NVIDIA Corp. (“NVIDIA”) and Livent Corp. (“Livent”). The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom. Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Diversified Stock Fund Class R6 - $28,112	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$10,000
6/15	$10,345	$10,742
6/16	$10,220	$11,171
6/17	$11,461	$13,170
6/18	$13,114	$15,064
6/19	$13,733	$16,633
6/20	$14,284	$17,881
6/21	$20,182	$25,175
6/22	$18,535	$22,503
6/23	$22,684	$26,912
6/24	$28,112	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	23.93%Footnote Reference	15.41%Footnote Reference	10.89%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%

AssetsNet	$ 318,201,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 1,889,000
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$318,201
Number of Holdings	79
Investment Advisory Fees	$1,889
Portfolio Turnover	81%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.4%
Real Estate	1.4%
Consumer Staples	2.3%
Energy	4.2%
Industrials	6.7%
Consumer Discretionary	9.3%
Communication Services	9.8%
Financials	14.0%
Health Care	15.7%
Information Technology	32.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000111270
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class Y
Trading Symbol	VDSYX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$96	0.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.83% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500®  Index, which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc.

• Stocks that contributed negatively to the Fund’s relative performance were NVIDIA Corp. (“NVIDIA”) and Livent Corp. (“Livent”). The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom. Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Diversified Stock Fund Class Y - $27,878	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$10,000
6/15	$10,341	$10,742
6/16	$10,203	$11,171
6/17	$11,437	$13,170
6/18	$13,065	$15,064
6/19	$13,670	$16,633
6/20	$14,208	$17,881
6/21	$20,059	$25,175
6/22	$18,415	$22,503
6/23	$22,514	$26,912
6/24	$27,878	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	23.83%Footnote Reference	15.32%Footnote Reference	10.80%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%

AssetsNet	$ 318,201,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 1,889,000
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$318,201
Number of Holdings	79
Investment Advisory Fees	$1,889
Portfolio Turnover	81%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.4%
Real Estate	1.4%
Consumer Staples	2.3%
Energy	4.2%
Industrials	6.7%
Consumer Discretionary	9.3%
Communication Services	9.8%
Financials	14.0%
Health Care	15.7%
Information Technology	32.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000002358
Shareholder Report [Line Items]
Fund Name	Victory Special Value Fund
Class Name	Class A
Trading Symbol	SSVSX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Special Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$145	1.30%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.40% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500® Index, which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc

• Stocks that contributed negatively to the Fund’s relative performance were NVIDIA Corp. (“NVIDIA”) and Livent Corp. (“Livent”). The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom. Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Special Value Fund Class A @ NAV - $25,718	Victory Special Value Fund Class A @ MOP - $24,240	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$9,426	$10,000
6/15	$9,991	$9,417	$10,742
6/16	$9,849	$9,284	$11,171
6/17	$10,922	$10,295	$13,170
6/18	$12,423	$11,709	$15,064
6/19	$12,879	$12,139	$16,633
6/20	$13,299	$12,535	$17,881
6/21	$18,685	$17,612	$25,175
6/22	$17,142	$16,158	$22,503
6/23	$20,840	$19,643	$26,912
6/24	$25,718	$24,240	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	23.40%Footnote Reference	14.83%	9.91%
Class A @ MOP	16.29%	13.48%	9.26%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%

Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 42,319,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 310,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$42,319
Number of Holdings	80
Investment Advisory Fees	$310
Portfolio Turnover	85%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.4%
Real Estate	1.4%
Consumer Staples	2.2%
Energy	4.3%
Industrials	6.7%
Consumer Discretionary	9.5%
Communication Services	9.9%
Financials	14.1%
Health Care	15.8%
Information Technology	32.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000002359
Shareholder Report [Line Items]
Fund Name	Victory Special Value Fund
Class Name	Class C
Trading Symbol	VSVCX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Special Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$234	2.10%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 22.43% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500® Index, which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc

• Stocks that contributed negatively to the Fund’s relative performance were NVIDIA Corp. (“NVIDIA”) and Livent Corp. (“Livent”). The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom. Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Special Value Fund Class C @ NAV - $23,942	Victory Special Value Fund Class C @ CDSC - $23,942	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$10,000	$10,000
6/15	$9,901	$9,901	$10,742
6/16	$9,672	$9,672	$11,171
6/17	$10,633	$10,633	$13,170
6/18	$11,976	$11,976	$15,064
6/19	$12,307	$12,307	$16,633
6/20	$12,595	$12,595	$17,881
6/21	$17,546	$17,546	$25,175
6/22	$15,959	$15,959	$22,503
6/23	$19,401	$19,401	$26,912
6/24	$23,942	$23,942	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	22.43%Footnote Reference	13.86%	9.12%
Class C @ CDSC	21.43%	13.86%	9.12%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%

Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 42,319,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 310,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$42,319
Number of Holdings	80
Investment Advisory Fees	$310
Portfolio Turnover	85%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.4%
Real Estate	1.4%
Consumer Staples	2.2%
Energy	4.3%
Industrials	6.7%
Consumer Discretionary	9.5%
Communication Services	9.9%
Financials	14.1%
Health Care	15.8%
Information Technology	32.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000052117
Shareholder Report [Line Items]
Fund Name	Victory Special Value Fund
Class Name	Class I
Trading Symbol	VSPIX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Special Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.73% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500® Index, which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc

• Stocks that contributed negatively to the Fund’s relative performance were NVIDIA Corp. (“NVIDIA”) and Livent Corp. (“Livent”). The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom. Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Special Value Fund Class I - $26,171	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$10,000
6/15	$10,018	$10,742
6/16	$9,890	$11,171
6/17	$10,980	$13,170
6/18	$12,492	$15,064
6/19	$12,975	$16,633
6/20	$13,421	$17,881
6/21	$18,890	$25,175
6/22	$17,360	$22,503
6/23	$21,152	$26,912
6/24	$26,171	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	23.73%Footnote Reference	15.07%Footnote Reference	10.10%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%

AssetsNet	$ 42,319,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 310,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$42,319
Number of Holdings	80
Investment Advisory Fees	$310
Portfolio Turnover	85%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.4%
Real Estate	1.4%
Consumer Staples	2.2%
Energy	4.3%
Industrials	6.7%
Consumer Discretionary	9.5%
Communication Services	9.9%
Financials	14.1%
Health Care	15.8%
Information Technology	32.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000002360
Shareholder Report [Line Items]
Fund Name	Victory Special Value Fund
Class Name	Class R
Trading Symbol	VSVGX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Special Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$178	1.60%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 23.02% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, the S&P 500® Index, which returned 24.56% during the period.

• The Fund generated the strongest relative returns within the health care, industrials, and consumer discretionary sectors.

• Stocks that contributed positively to the Fund’s relative performance were Novo Nordisk A/S, ADR and EMCOR Group, Inc

• Stocks that contributed negatively to the Fund’s relative performance were NVIDIA Corp. (“NVIDIA”) and Livent Corp. (“Livent”). The Fund was underweight NVIDIA for much of the year as shares roughly tripled on incredibly strong earnings driven by the market-wide artificial intelligence boom. Livent posted weak earnings as global lithium surpluses continued to pressure the company’s ability to maintain pricing, and a merger of equals with Australian lithium producer Allkem sparked additional investor concerns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Special Value Fund Class R - $24,952	S&P 500® Index (regulatory broad based index) - $33,521
6/14	$10,000	$10,000
6/15	$9,962	$10,742
6/16	$9,794	$11,171
6/17	$10,833	$13,170
6/18	$12,282	$15,064
6/19	$12,700	$16,633
6/20	$13,070	$17,881
6/21	$18,310	$25,175
6/22	$16,737	$22,503
6/23	$20,284	$26,912
6/24	$24,952	$33,521

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	23.02%Footnote Reference	14.46%	9.57%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%

AssetsNet	$ 42,319,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 310,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$42,319
Number of Holdings	80
Investment Advisory Fees	$310
Portfolio Turnover	85%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.4%
Real Estate	1.4%
Consumer Staples	2.2%
Energy	4.3%
Industrials	6.7%
Consumer Discretionary	9.5%
Communication Services	9.9%
Financials	14.1%
Health Care	15.8%
Information Technology	32.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000225921
Shareholder Report [Line Items]
Fund Name	Victory THB US Small Opportunities Fund
Class Name	Class A
Trading Symbol	THBVX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory THB US Small Opportunities Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$172	1.70%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

An investment strategy change effective May 1, 2024, resulted in a benchmark change from the Russell Microcap® Index to the Russell 2000® Index. The Russell 2000® Index better reflects the Fund’s investable universe after the change to investment strategy. As a result, performance will be discussed for two subperiods: from June 30, 2023, to April 30, 2024 and from May 1, 2024, to June 30, 2024. For the ten-month period June 30, 2023 - April 30, 2024, the Fund returned -1.14% (at net asset value), underperforming the Russell Microcap® Index , which returned 3.17% during the period. For the two-month period May 1, 2024 – June 30, 2024, the Fund returned 4.15% (at net asset value), and was in line with the Russell 2000® Index, which returned 4.05% during the period..

The Fund’s relatively lower exposure to risk factors such as volatility was the primary reason for the underperformance.

For the ten-month period June 30, 2023 - April 30, 2024

• The Fund’s underallocation in financials was one of the main negative contributors to relative performance.

• The financials sector had the highest contribution to the Russell Microcap® Index’s return during the period.

• Stock selection in consumer discretionary and  health care also contributed to the negative relative Fund performance during the period.

• Stock selection in materials and information technology, as well as overallocation to energy were positive contributors to relative Fund performance during the period.

For the two-month period May 1, 2024 – June 30, 2024

• The top performing sectors in the Russell 2000® Index were consumer staples, information technology, and communication services. The Fund’s main positive contributors to return were stock selection in health care,  information technology, and energy.

• The worse performing sectors in the Russell 2000® Index were materials, energy, and utilities. The main detractors to the Fund’s performance were stock selection in financials, consumer discretionary, and industrials.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory THB US Small Opportunities Fund Class A @ NAV - $17,990	Victory THB US Small Opportunities Fund Class A @ MOP - $16,952	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Index - $19,677	Russell Microcap® Index - $17,137
6/14	$10,000	$9,423	$10,000	$10,000	$10,000
6/15	$9,575	$9,023	$10,729	$10,649	$10,821
6/16	$8,938	$8,423	$10,959	$9,932	$9,517
6/17	$12,066	$11,370	$12,987	$12,375	$12,144
6/18	$14,256	$13,434	$14,907	$14,549	$14,598
6/19	$13,024	$12,273	$16,246	$14,067	$13,082
6/20	$11,476	$10,814	$17,306	$13,135	$12,458
6/21	$21,329	$20,099	$24,950	$21,283	$21,897
6/22	$15,437	$14,547	$21,490	$15,920	$15,167
6/23	$17,523	$16,512	$25,563	$17,879	$16,174
6/24	$17,990	$16,952	$31,475	$19,677	$17,137

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAVFootnote Reference	2.66%	6.67%	6.05%
Class A @ MOP	- 3.22%	5.41%	5.42%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® IndexFootnote Reference2	10.06%	6.94%	7.00%
Russell Microcap® IndexFootnote Reference3	5.96%	5.55%	5.53%

Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 15,364,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 191,000
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$15,364
Number of Holdings	63
Investment Advisory Fees	$191
Portfolio Turnover	87%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	0.7%
Materials	4.6%
Energy	8.9%
Financials	12.5%
Consumer Discretionary	16.8%
Health Care	17.3%
Information Technology	18.6%
Industrials	20.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000225922
Shareholder Report [Line Items]
Fund Name	Victory THB US Small Opportunities Fund
Class Name	Class I
Trading Symbol	THBIX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory THB US Small Opportunities Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$127	1.25%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

An investment strategy change effective May 1, 2024, resulted in a benchmark change from the Russell Microcap® Index to the Russell 2000® Index. The Russell 2000® Index better reflects the Fund’s investable universe after the change to investment strategy. As a result, performance will be discussed for two subperiods: from June 30, 2023, to April 30, 2024 and from May 1, 2024, to June 30, 2024. For the ten-month period June 30, 2023 - April 30, 2024, the Fund returned -0.76%, underperforming the Russell Microcap® Index, which returned 3.17% during the period. For the two-month period May 1, 2024 – June 30, 2024, the Fund returned 3.91%, and was in line with the Russell 2000® Index, which returned 4.05% during the period..

The Fund’s relatively lower exposure to risk factors such as volatility was the primary reason for the underperformance.

For the ten-month period June 30, 2023 - April 30, 2024

• The Fund’s underallocation in financials was one of the main negative contributors to relative performance.

• The financials sector had the highest contribution to the Russell Microcap® Index’s return during the period.

• Stock selection in consumer discretionary and  health care also contributed to the negative relative Fund performance during the period.

• Stock selection in materials and information technology, as well as overallocation to energy were positive contributors to relative Fund performance during the period.

For the two-month period May 1, 2024 – June 30, 2024

• The top performing sectors in the Russell 2000® Index were consumer staples, information technology, and communication services. The Fund’s main positive contributors to return were stock selection in health care,  information technology, and energy.

• The worse performing sectors in the Russell 2000® Index were materials, energy, and utilities. The main detractors to the Fund’s performance were stock selection in financials, consumer discretionary, and industrials.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory THB US Small Opportunities Fund Class I - $18,817	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Index - $19,677	Russell Microcap® Index - $17,137
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$9,620	$10,729	$10,649	$10,821
6/16	$9,023	$10,959	$9,932	$9,517
6/17	$12,239	$12,987	$12,375	$12,144
6/18	$14,521	$14,907	$14,549	$14,598
6/19	$13,321	$16,246	$14,067	$13,082
6/20	$11,791	$17,306	$13,135	$12,458
6/21	$22,005	$24,950	$21,283	$21,897
6/22	$15,999	$21,490	$15,920	$15,167
6/23	$18,243	$25,563	$17,879	$16,174
6/24	$18,817	$31,475	$19,677	$17,137

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I Footnote Reference	3.15%	7.15%	6.53%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® IndexFootnote Reference2	10.06%	6.94%	7.00%
Russell Microcap® IndexFootnote Reference3	5.96%	5.55%	5.53%

AssetsNet	$ 15,364,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 191,000
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$15,364
Number of Holdings	63
Investment Advisory Fees	$191
Portfolio Turnover	87%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	0.7%
Materials	4.6%
Energy	8.9%
Financials	12.5%
Consumer Discretionary	16.8%
Health Care	17.3%
Information Technology	18.6%
Industrials	20.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000002329
Shareholder Report [Line Items]
Fund Name	Victory Strategic Allocation Fund
Class Name	Class A
Trading Symbol	SBALX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Strategic Allocation Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.69% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, 60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index (Custom Index), which returned 12.49% during the period.

• The Fund benefited from positioning allocations slightly towards equities throughout the year.

• The outperformance of underlying Victory Mutual Funds versus their respective benchmarks also contributed positively to relative performance versus the Custom Index. This positive contribution to relative performance versus the Custom Index was negated by an overweight to non-U.S. equity and smaller-capitalization stocks.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Strategic Allocation Fund Class A @ NAV - $17,510	Victory Strategic Allocation Fund Class A @ MOP - $17,116	MSCI All Country World Index (regulatory broad based index) - $22,474	Bloomberg U.S. Aggregate Bond Index - $11,430	60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index - $17,542
6/14	$10,000	$9,775	$10,000	$10,000	$10,000
6/15	$10,347	$10,115	$10,071	$10,186	$10,127
6/16	$10,356	$10,123	$9,696	$10,797	$10,161
6/17	$11,362	$11,107	$11,517	$10,763	$11,258
6/18	$12,110	$11,837	$12,752	$10,720	$11,961
6/19	$12,582	$12,299	$13,485	$11,564	$12,794
6/20	$12,845	$12,556	$13,769	$12,575	$13,470
6/21	$16,337	$15,969	$19,176	$12,533	$16,459
6/22	$14,499	$14,173	$16,156	$11,243	$14,249
6/23	$15,819	$15,463	$18,826	$11,137	$15,594
6/24	$17,510	$17,116	$22,474	$11,430	$17,542

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	10.69%	6.83%	5.76%
Class A @ MOP	8.19%	6.35%	5.52%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	8.43%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference2	2.63%	-0.23%	1.35%
60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond IndexFootnote Reference1,Footnote Reference2	12.49%	6.52%	5.78%

Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 26,709,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 26,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$26,709
Number of Holdings	10
Investment Advisory Fees	$26
Portfolio Turnover	4%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Victory Total Return Bond Fund, Class R6	29.8%
Victory RS Global Fund, Class Y	29.8%
Victory Sophus Emerging Markets Fund, Class R6	9.4%
VictoryShares US Multi-Factor Minimum Volatility ETF	6.7%
Victory Trivalent International Small-Cap Fund, Class I	6.2%
Victory Investment Grade Convertible Fund, Class I	5.7%
Victory RS Partners Fund, Class Y	3.6%
Victory Global Energy Transition Fund, Class Y	3.6%
Victory Integrity Discovery Fund, Class Y	3.2%
Victory Market Neutral Income Fund, Class I	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 8, 2023 the portfolio manager of the Fund was replaced by a new portfolio manager. Effective March 29, 2024 Class R converted to Class A. For more complete information, you may review the Fund's prospectus, which we expect to be available by November 1, 2024.

C000002330
Shareholder Report [Line Items]
Fund Name	Victory Strategic Allocation Fund
Class Name	Class C
Trading Symbol	VBFCX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Strategic Allocation Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$121	1.15%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.87% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, 60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index (Custom Index), which returned 12.49% during the period.

• The Fund benefited from positioning allocations slightly towards equities throughout the year.

• The outperformance of underlying Victory Mutual Funds versus their respective benchmarks also contributed positively to relative performance versus the Custom Index. This positive contribution to relative performance versus the Custom Index was negated by an overweight to non-U.S. equity and smaller-capitalization stocks.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Strategic Allocation Fund Class C @ NAV - $16,504	Victory Strategic Allocation Fund Class C @ CDSC - $16,504	MSCI All Country World Index (regulatory broad based index) - $22,474	Bloomberg U.S. Aggregate Bond Index - $11,430	60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index - $17,542
6/14	$10,000	$10,000	$10,000	$10,000	$10,000
6/15	$10,267	$10,267	$10,071	$10,186	$10,127
6/16	$10,206	$10,206	$9,696	$10,797	$10,161
6/17	$11,119	$11,119	$11,517	$10,763	$11,258
6/18	$11,758	$11,758	$12,752	$10,720	$11,961
6/19	$12,132	$12,132	$13,485	$11,564	$12,794
6/20	$12,293	$12,293	$13,769	$12,575	$13,470
6/21	$15,522	$15,522	$19,176	$12,533	$16,459
6/22	$13,666	$13,666	$16,156	$11,243	$14,249
6/23	$14,911	$14,911	$18,826	$11,137	$15,594
6/24	$16,504	$16,504	$22,474	$11,430	$17,542

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	9.87%	6.04%	5.14%
Class C @ CDSC	8.87%	6.04%	5.14%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	8.43%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference2	2.63%	-0.23%	1.35%
60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond IndexFootnote Reference1,Footnote Reference2	12.49%	6.52%	5.78%

Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 26,709,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 26,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$26,709
Number of Holdings	10
Investment Advisory Fees	$26
Portfolio Turnover	4%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Victory Total Return Bond Fund, Class R6	29.8%
Victory RS Global Fund, Class Y	29.8%
Victory Sophus Emerging Markets Fund, Class R6	9.4%
VictoryShares US Multi-Factor Minimum Volatility ETF	6.7%
Victory Trivalent International Small-Cap Fund, Class I	6.2%
Victory Investment Grade Convertible Fund, Class I	5.7%
Victory RS Partners Fund, Class Y	3.6%
Victory Global Energy Transition Fund, Class Y	3.6%
Victory Integrity Discovery Fund, Class Y	3.2%
Victory Market Neutral Income Fund, Class I	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 8, 2023 the portfolio manager of the Fund was replaced by a new portfolio manager. For more complete information, you may review the Fund's prospectus, which we expect to be available by November 1, 2024.

C000052111
Shareholder Report [Line Items]
Fund Name	Victory Strategic Allocation Fund
Class Name	Class I
Trading Symbol	VBFIX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Strategic Allocation Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.95% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, 60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index (Custom Index), which returned 12.49% during the period.

• The Fund benefited from positioning allocations slightly towards equities throughout the year.

• The outperformance of underlying Victory Mutual Funds versus their respective benchmarks also contributed positively to relative performance versus the Custom Index. This positive contribution to relative performance versus the Custom Index was negated by an overweight to non-U.S. equity and smaller-capitalization stocks.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Strategic Allocation Fund Class I - $17,942	MSCI All Country World Index (regulatory broad based index) - $22,474	Bloomberg U.S. Aggregate Bond Index - $11,430	60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index - $17,542
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$10,372	$10,071	$10,186	$10,127
6/16	$10,400	$9,696	$10,797	$10,161
6/17	$11,439	$11,517	$10,763	$11,258
6/18	$12,224	$12,752	$10,720	$11,961
6/19	$12,730	$13,485	$11,564	$12,794
6/20	$13,035	$13,769	$12,575	$13,470
6/21	$16,622	$19,176	$12,533	$16,459
6/22	$14,784	$16,156	$11,243	$14,249
6/23	$16,171	$18,826	$11,137	$15,594
6/24	$17,942	$22,474	$11,430	$17,542

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	10.95%	7.11%	6.02%
MSCI All Country World IndexFootnote Reference1	19.37%	10.76%	8.43%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference2	2.63%	-0.23%	1.35%
60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond IndexFootnote Reference1,Footnote Reference2	12.49%	6.52%	5.78%

AssetsNet	$ 26,709,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 26,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$26,709
Number of Holdings	10
Investment Advisory Fees	$26
Portfolio Turnover	4%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Victory Total Return Bond Fund, Class R6	29.8%
Victory RS Global Fund, Class Y	29.8%
Victory Sophus Emerging Markets Fund, Class R6	9.4%
VictoryShares US Multi-Factor Minimum Volatility ETF	6.7%
Victory Trivalent International Small-Cap Fund, Class I	6.2%
Victory Investment Grade Convertible Fund, Class I	5.7%
Victory RS Partners Fund, Class Y	3.6%
Victory Global Energy Transition Fund, Class Y	3.6%
Victory Integrity Discovery Fund, Class Y	3.2%
Victory Market Neutral Income Fund, Class I	1.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective December 8, 2023 the portfolio manager of the Fund was replaced by a new portfolio manager. For more complete information, you may review the Fund's prospectus, which we expect to be available by November 1, 2024.

C000002344
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class A
Trading Symbol	IPFIX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.24% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Bloomberg 1-5 Year U.S. Government Bond Index, which returned 4.14% during the period.

Because of our focus on high quality and short duration, we tend to make changes to our portfolio more slowly, unless market conditions dictate otherwise. Heading into the back half of 2023, we were concerned that the swift and massive interest rate hikes undertaken by the U.S. Federal Reserve Bank would have had a more harmful effect than most were anticipating. As such, we had increased our holdings of U.S. Treasury bonds to nearly 17%. Our normal operating range is 5-15% for U.S. Treasury bonds. By the end of June 2024, we had drawn our U.S. Treasury bond allocation back down into our normal operating range, (~14%), as the negative effects of rate hikes failed to materialize. Throughout the year, we sought to opportunistically add to our GNMA (Government National Mortgage Association) single family pools at the expense of both U.S. Treasury bonds and GNMA collateralized mortgage obligations. We had drawn down our allocation of GNMA structure by roughly 2% to a ~3% allocation. This small allocation to GNMA structure provided the strongest excess return versus duration neutral U.S. Treasury bonds for our strategy. Our allocation to U.S. Treasury bonds had nearly as great a positive impact. Our primary exposure (by design) to older high coupon GNMA also contributed strongly, albeit not quite as great, to our positive excess return. As such, our high and reliable income was more than enough, in the absence of additional rate increases, to help us outperform our benchmark, the Bloomberg 1–5 Year U.S. Government Index.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Fund for Income Class A @ NAV - $10,942	Victory Fund for Income Class A @ MOP - $10,694	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430	Bloomberg 1-5 Year U.S. Government Bond Index - $11,181
6/14	$10,000	$9,773	$10,000	$10,000
6/15	$10,279	$10,046	$10,186	$10,132
6/16	$10,519	$10,280	$10,797	$10,374
6/17	$10,389	$10,154	$10,763	$10,320
6/18	$10,324	$10,090	$10,720	$10,281
6/19	$10,801	$10,556	$11,564	$10,789
6/20	$11,208	$10,954	$12,575	$11,365
6/21	$11,101	$10,850	$12,533	$11,329
6/22	$10,544	$10,305	$11,243	$10,777
6/23	$10,497	$10,259	$11,137	$10,736
6/24	$10,942	$10,694	$11,430	$11,181

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	4.24%	0.26%	0.90%
Class A @ MOP	1.89%	- 0.20%	0.67%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
Bloomberg 1-5 Year U.S. Government Bond IndexFootnote Reference2	4.14%	0.72%	1.12%

Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 326,984,000
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 1,764,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$326,984
Number of Holdings	467
Investment Advisory Fees	$1,764
Portfolio Turnover	3%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	75.7%
U.S. Treasury Obligations	20.8%
Collateralized Mortgage Obligations	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000002345
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class C
Trading Symbol	VFFCX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$174	1.71%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 3.48% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Bloomberg 1-5 Year U.S. Government Bond Index, which returned 4.14% during the period.

Because of our focus on high quality and short duration, we tend to make changes to our portfolio more slowly, unless market conditions dictate otherwise. Heading into the back half of 2023, we were concerned that the swift and massive interest rate hikes undertaken by the U.S. Federal Reserve Bank would have had a more harmful effect than most were anticipating. As such, we had increased our holdings of U.S. Treasury bonds to nearly 17%. Our normal operating range is 5-15% for U.S. Treasury bonds. By the end of June 2024, we had drawn our U.S. Treasury bond allocation back down into our normal operating range, (~14%), as the negative effects of rate hikes failed to materialize. Throughout the year, we sought to opportunistically add to our GNMA (Government National Mortgage Association) single family pools at the expense of both U.S. Treasury bonds and GNMA collateralized mortgage obligations. We had drawn down our allocation of GNMA structure by roughly 2% to a ~3% allocation. This small allocation to GNMA structure provided the strongest excess return versus duration neutral U.S. Treasury bonds for our strategy. Our allocation to U.S. Treasury bonds had nearly as great a positive impact. Our primary exposure (by design) to older high coupon GNMA also contributed strongly, albeit not quite as great, to our positive excess return. As such, our high and reliable income was more than enough, in the absence of additional rate increases, to help us outperform our benchmark, the Bloomberg 1–5 Year U.S. Government Index.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Fund for Income Class C @ NAV - $10,262	Victory Fund for Income Class C @ CDSC - $10,262	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430	Bloomberg 1-5 Year U.S. Government Bond Index - $11,181
6/14	$10,000	$10,000	$10,000	$10,000
6/15	$10,204	$10,204	$10,186	$10,132
6/16	$10,355	$10,355	$10,797	$10,374
6/17	$10,157	$10,157	$10,763	$10,320
6/18	$10,003	$10,003	$10,720	$10,281
6/19	$10,388	$10,388	$11,564	$10,789
6/20	$10,687	$10,687	$12,575	$11,365
6/21	$10,500	$10,500	$12,533	$11,329
6/22	$9,889	$9,889	$11,243	$10,777
6/23	$9,844	$9,844	$11,137	$10,736
6/24	$10,262	$10,262	$11,430	$11,181

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class C @ NAV	3.48%	- 0.52%	0.26%
Class C @ CDSC	2.49%	- 0.52%	0.26%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
Bloomberg 1-5 Year U.S. Government Bond IndexFootnote Reference2	4.14%	0.72%	1.12%

Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 326,984,000
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 1,764,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$326,984
Number of Holdings	467
Investment Advisory Fees	$1,764
Portfolio Turnover	3%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	75.7%
U.S. Treasury Obligations	20.8%
Collateralized Mortgage Obligations	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000098399
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class I
Trading Symbol	VFFIX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.52% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Bloomberg 1-5 Year U.S. Government Bond Index, which returned 4.14% during the period.

Because of our focus on high quality and short duration, we tend to make changes to our portfolio more slowly, unless market conditions dictate otherwise. Heading into the back half of 2023, we were concerned that the swift and massive interest rate hikes undertaken by the U.S. Federal Reserve Bank would have had a more harmful effect than most were anticipating. As such, we had increased our holdings of U.S. Treasury bonds to nearly 17%. Our normal operating range is 5-15% for U.S. Treasury bonds. By the end of June 2024, we had drawn our U.S. Treasury bond allocation back down into our normal operating range, (~14%), as the negative effects of rate hikes failed to materialize. Throughout the year, we sought to opportunistically add to our GNMA (Government National Mortgage Association) single family pools at the expense of both U.S. Treasury bonds and GNMA collateralized mortgage obligations. We had drawn down our allocation of GNMA structure by roughly 2% to a ~3% allocation. This small allocation to GNMA structure provided the strongest excess return versus duration neutral U.S. Treasury bonds for our strategy. Our allocation to U.S. Treasury bonds had nearly as great a positive impact. Our primary exposure (by design) to older high coupon GNMA also contributed strongly, albeit not quite as great, to our positive excess return. As such, our high and reliable income was more than enough, in the absence of additional rate increases, to help us outperform our benchmark, the Bloomberg 1–5 Year U.S. Government Index.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Fund for Income Class I - $11,243	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430	Bloomberg 1-5 Year U.S. Government Bond Index - $11,181
6/14	$10,000	$10,000	$10,000
6/15	$10,299	$10,186	$10,132
6/16	$10,566	$10,797	$10,374
6/17	$10,477	$10,763	$10,320
6/18	$10,428	$10,720	$10,281
6/19	$10,941	$11,564	$10,789
6/20	$11,383	$12,575	$11,365
6/21	$11,316	$12,533	$11,329
6/22	$10,762	$11,243	$10,777
6/23	$10,757	$11,137	$10,736
6/24	$11,243	$11,430	$11,181

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	4.52%	0.55%	1.18%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
Bloomberg 1-5 Year U.S. Government Bond IndexFootnote Reference2	4.14%	0.72%	1.12%

AssetsNet	$ 326,984,000
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 1,764,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$326,984
Number of Holdings	467
Investment Advisory Fees	$1,764
Portfolio Turnover	3%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	75.7%
U.S. Treasury Obligations	20.8%
Collateralized Mortgage Obligations	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000002346
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class R
Trading Symbol	GGIFX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.24% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Bloomberg 1-5 Year U.S. Government Bond Index, which returned 4.14% during the period.

Because of our focus on high quality and short duration, we tend to make changes to our portfolio more slowly, unless market conditions dictate otherwise. Heading into the back half of 2023, we were concerned that the swift and massive interest rate hikes undertaken by the U.S. Federal Reserve Bank would have had a more harmful effect than most were anticipating. As such, we had increased our holdings of U.S. Treasury bonds to nearly 17%. Our normal operating range is 5-15% for U.S. Treasury bonds. By the end of June 2024, we had drawn our U.S. Treasury bond allocation back down into our normal operating range, (~14%), as the negative effects of rate hikes failed to materialize. Throughout the year, we sought to opportunistically add to our GNMA (Government National Mortgage Association) single family pools at the expense of both U.S. Treasury bonds and GNMA collateralized mortgage obligations. We had drawn down our allocation of GNMA structure by roughly 2% to a ~3% allocation. This small allocation to GNMA structure provided the strongest excess return versus duration neutral U.S. Treasury bonds for our strategy. Our allocation to U.S. Treasury bonds had nearly as great a positive impact. Our primary exposure (by design) to older high coupon GNMA also contributed strongly, albeit not quite as great, to our positive excess return. As such, our high and reliable income was more than enough, in the absence of additional rate increases, to help us outperform our benchmark, the Bloomberg 1–5 Year U.S. Government Index.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Fund for Income Class R - $10,941	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430	Bloomberg 1-5 Year U.S. Government Bond Index - $11,181
6/14	$10,000	$10,000	$10,000
6/15	$10,278	$10,186	$10,132
6/16	$10,506	$10,797	$10,374
6/17	$10,387	$10,763	$10,320
6/18	$10,324	$10,720	$10,281
6/19	$10,801	$11,564	$10,789
6/20	$11,194	$12,575	$11,365
6/21	$11,100	$12,533	$11,329
6/22	$10,543	$11,243	$10,777
6/23	$10,496	$11,137	$10,736
6/24	$10,941	$11,430	$11,181

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	4.24%	0.26%	0.90%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
Bloomberg 1-5 Year U.S. Government Bond IndexFootnote Reference2	4.14%	0.72%	1.12%

AssetsNet	$ 326,984,000
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 1,764,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$326,984
Number of Holdings	467
Investment Advisory Fees	$1,764
Portfolio Turnover	3%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	75.7%
U.S. Treasury Obligations	20.8%
Collateralized Mortgage Obligations	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000155524
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class R6
Trading Symbol	VFFRX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.84% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Bloomberg 1-5 Year U.S. Government Bond Index, which returned 4.14% during the period.

Because of our focus on high quality and short duration, we tend to make changes to our portfolio more slowly, unless market conditions dictate otherwise. Heading into the back half of 2023, we were concerned that the swift and massive interest rate hikes undertaken by the U.S. Federal Reserve Bank would have had a more harmful effect than most were anticipating. As such, we had increased our holdings of U.S. Treasury bonds to nearly 17%. Our normal operating range is 5-15% for U.S. Treasury bonds. By the end of June 2024, we had drawn our U.S. Treasury bond allocation back down into our normal operating range, (~14%), as the negative effects of rate hikes failed to materialize. Throughout the year, we sought to opportunistically add to our GNMA (Government National Mortgage Association) single family pools at the expense of both U.S. Treasury bonds and GNMA collateralized mortgage obligations. We had drawn down our allocation of GNMA structure by roughly 2% to a ~3% allocation. This small allocation to GNMA structure provided the strongest excess return versus duration neutral U.S. Treasury bonds for our strategy. Our allocation to U.S. Treasury bonds had nearly as great a positive impact. Our primary exposure (by design) to older high coupon GNMA also contributed strongly, albeit not quite as great, to our positive excess return. As such, our high and reliable income was more than enough, in the absence of additional rate increases, to help us outperform our benchmark, the Bloomberg 1–5 Year U.S. Government Index.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Fund for Income Class R6 - $10,992	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,140	Bloomberg 1-5 Year U.S. Government Bond Index - $11,104
3/15Footnote Reference*	$10,000	$10,000	$10,000
6/15	$10,056	$9,927	$10,062
6/16	$10,308	$10,523	$10,302
6/17	$10,219	$10,490	$10,249
6/18	$10,184	$10,448	$10,210
6/19	$10,686	$11,270	$10,715
6/20	$11,107	$12,255	$11,287
6/21	$11,045	$12,214	$11,251
6/22	$10,503	$10,957	$10,703
6/23	$10,484	$10,854	$10,662
6/24	$10,992	$11,140	$11,104

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	4.84%	0.57%	1.02%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.16%
Bloomberg 1-5 Year U.S. Government Bond IndexFootnote Reference2	4.14%	0.72%	1.13%

AssetsNet	$ 326,984,000
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 1,764,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$326,984
Number of Holdings	467
Investment Advisory Fees	$1,764
Portfolio Turnover	3%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	75.7%
U.S. Treasury Obligations	20.8%
Collateralized Mortgage Obligations	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000111273
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class Y
Trading Symbol	VFFYX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.60% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Bloomberg 1-5 Year U.S. Government Bond Index, which returned 4.14% during the period.

Because of our focus on high quality and short duration, we tend to make changes to our portfolio more slowly, unless market conditions dictate otherwise. Heading into the back half of 2023, we were concerned that the swift and massive interest rate hikes undertaken by the U.S. Federal Reserve Bank would have had a more harmful effect than most were anticipating. As such, we had increased our holdings of U.S. Treasury bonds to nearly 17%. Our normal operating range is 5-15% for U.S. Treasury bonds. By the end of June 2024, we had drawn our U.S. Treasury bond allocation back down into our normal operating range, (~14%), as the negative effects of rate hikes failed to materialize. Throughout the year, we sought to opportunistically add to our GNMA (Government National Mortgage Association) single family pools at the expense of both U.S. Treasury bonds and GNMA collateralized mortgage obligations. We had drawn down our allocation of GNMA structure by roughly 2% to a ~3% allocation. This small allocation to GNMA structure provided the strongest excess return versus duration neutral U.S. Treasury bonds for our strategy. Our allocation to U.S. Treasury bonds had nearly as great a positive impact. Our primary exposure (by design) to older high coupon GNMA also contributed strongly, albeit not quite as great, to our positive excess return. As such, our high and reliable income was more than enough, in the absence of additional rate increases, to help us outperform our benchmark, the Bloomberg 1–5 Year U.S. Government Index.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Fund for Income Class Y - $11,169	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430	Bloomberg 1-5 Year U.S. Government Bond Index - $11,181
6/14	$10,000	$10,000	$10,000
6/15	$10,302	$10,186	$10,132
6/16	$10,563	$10,797	$10,374
6/17	$10,453	$10,763	$10,320
6/18	$10,409	$10,720	$10,281
6/19	$10,913	$11,564	$10,789
6/20	$11,346	$12,575	$11,365
6/21	$11,260	$12,533	$11,329
6/22	$10,705	$11,243	$10,777
6/23	$10,678	$11,137	$10,736
6/24	$11,169	$11,430	$11,181

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	4.60%	0.47%	1.11%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
Bloomberg 1-5 Year U.S. Government Bond IndexFootnote Reference2	4.14%	0.72%	1.12%

AssetsNet	$ 326,984,000
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 1,764,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$326,984
Number of Holdings	467
Investment Advisory Fees	$1,764
Portfolio Turnover	3%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	75.7%
U.S. Treasury Obligations	20.8%
Collateralized Mortgage Obligations	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000219862
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Member Class
Trading Symbol	VFFMX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.54% for the fiscal year ended June 30, 2024, outperforming its primary benchmark, Bloomberg 1-5 Year U.S. Government Bond Index, which returned 4.14% during the period.

Because of our focus on high quality and short duration, we tend to make changes to our portfolio more slowly, unless market conditions dictate otherwise. Heading into the back half of 2023, we were concerned that the swift and massive interest rate hikes undertaken by the U.S. Federal Reserve Bank would have had a more harmful effect than most were anticipating. As such, we had increased our holdings of U.S. Treasury bonds to nearly 17%. Our normal operating range is 5-15% for U.S. Treasury bonds. By the end of June 2024, we had drawn our U.S. Treasury bond allocation back down into our normal operating range, (~14%), as the negative effects of rate hikes failed to materialize. Throughout the year, we sought to opportunistically add to our GNMA (Government National Mortgage Association) single family pools at the expense of both U.S. Treasury bonds and GNMA collateralized mortgage obligations. We had drawn down our allocation of GNMA structure by roughly 2% to a ~3% allocation. This small allocation to GNMA structure provided the strongest excess return versus duration neutral U.S. Treasury bonds for our strategy. Our allocation to U.S. Treasury bonds had nearly as great a positive impact. Our primary exposure (by design) to older high coupon GNMA also contributed strongly, albeit not quite as great, to our positive excess return. As such, our high and reliable income was more than enough, in the absence of additional rate increases, to help us outperform our benchmark, the Bloomberg 1–5 Year U.S. Government Index.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Average Annual Return [Table Text Block]
	1 Year	Since Inception
Member Class	4.54%	- 0.42%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 2.64%
Bloomberg 1-5 Year U.S. Government Bond IndexFootnote Reference2	4.14%	- 0.45%

AssetsNet	$ 326,984,000
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 1,764,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$326,984
Number of Holdings	467
Investment Advisory Fees	$1,764
Portfolio Turnover	3%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	75.7%
U.S. Treasury Obligations	20.8%
Collateralized Mortgage Obligations	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000002332
Shareholder Report [Line Items]
Fund Name	Victory Investment Grade Convertible Fund
Class Name	Class A
Trading Symbol	SBFCX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$130	1.25%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 7.50% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, ICE BofAML Investment Grade U.S. Conv 5% Constrained Index (the "Index"), which returned 8.35% during the period.

As of June 30, 2024, the Fund is overweight compared to the Index in the information technology, industrials, financials, and consumer discretionary sectors. It is underweighted in the real estate and utilities sectors. It is approximately equal weight in the other sectors. The Fund is broadly diversified amongst individual issues, economic sectors, credits, and convertible types.

Convertible bonds and preferred stocks are hybrid securities that are influenced by both the stock market and bond market. Stock market returns were quite positive over the last year, and this led to positive convertible returns as well. Furthermore, the fixed coupons and/or preferred dividends of the convertible holdings provided income to the Fund.

Top contributors to performance:

• Absolute performance of the Fund during the fiscal year ending June 30, 2024, was led by the financial sector, followed by the consumer discretionary, and energy sectors.

• Performance relative to the Index was helped by overweight positions in the energy and financials sectors, as well as positive security selection in the industrials sector.

Top detractors from performance:

• Performance in health care and information technology sectors subtracted from relative returns.

• Relative performance was hurt by an overweight in the health care and information technology sectors, as well as negative security selection in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Investment Grade Convertible Fund Class A @ NAV - $18,638	Victory Investment Grade Convertible Fund Class A @ MOP - $18,225	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index - $21,593
6/14	$10,000	$9,778	$10,000	$10,000
6/15	$10,507	$10,274	$10,186	$10,830
6/16	$10,428	$10,197	$10,797	$11,029
6/17	$11,828	$11,566	$10,763	$12,857
6/18	$13,112	$12,822	$10,720	$14,276
6/19	$14,114	$13,801	$11,564	$15,917
6/20	$14,630	$14,306	$12,575	$16,215
6/21	$18,391	$17,983	$12,533	$19,841
6/22	$16,751	$16,380	$11,243	$19,213
6/23	$17,338	$16,954	$11,137	$19,930
6/24	$18,638	$18,225	$11,430	$21,593

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	7.50%	5.72%	6.42%
Class A @ MOP	5.06%	5.24%	6.19%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
ICE BofAML Investment Grade U.S. Conv 5% Constrained IndexFootnote Reference2	8.35%	6.29%	8.00%

Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 264,705,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,132,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$264,705
Number of Holdings	51
Investment Advisory Fees	$2,132
Portfolio Turnover	36%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.8%
Health Care	4.0%
Information Technology	5.5%
Real Estate	9.4%
Industrials	9.5%
Consumer Discretionary	17.0%
Utilities	17.8%
Financials	34.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000052112
Shareholder Report [Line Items]
Fund Name	Victory Investment Grade Convertible Fund
Class Name	Class I
Trading Symbol	VICIX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 7.92% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, ICE BofAML Investment Grade U.S. Conv 5% Constrained Index (the "Index"), which returned 8.35% during the period.

As of June 30, 2024, the Fund is overweight compared to the Index in the information technology, industrials, financials, and consumer discretionary sectors. It is underweighted in the real estate and utilities sectors. It is approximately equal weight in the other sectors. The Fund is broadly diversified amongst individual issues, economic sectors, credits, and convertible types.

Convertible bonds and preferred stocks are hybrid securities that are influenced by both the stock market and bond market. Stock market returns were quite positive over the last year, and this led to positive convertible returns as well. Furthermore, the fixed coupons and/or preferred dividends of the convertible holdings provided income to the Fund.

Top contributors to performance:

• Absolute performance of the Fund during the fiscal year ending June 30, 2024, was led by the financial sector, followed by the consumer discretionary, and energy sectors.

• Performance relative to the Index was helped by overweight positions in the energy and financials sectors, as well as positive security selection in the industrials sector.

Top detractors from performance:

• Performance in health care and information technology sectors subtracted from relative returns.

• Relative performance was hurt by an overweight in the health care and information technology sectors, as well as negative security selection in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Investment Grade Convertible Fund Class I - $19,391	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,430	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index - $21,593
6/14	$10,000	$10,000	$10,000
6/15	$10,551	$10,186	$10,830
6/16	$10,505	$10,797	$11,029
6/17	$11,973	$10,763	$12,857
6/18	$13,323	$10,720	$14,276
6/19	$14,404	$11,564	$15,917
6/20	$15,005	$12,575	$16,215
6/21	$18,950	$12,533	$19,841
6/22	$17,324	$11,243	$19,213
6/23	$17,968	$11,137	$19,930
6/24	$19,391	$11,430	$21,593

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	7.92%	6.13%	6.85%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 0.23%	1.35%
ICE BofAML Investment Grade U.S. Conv 5% Constrained IndexFootnote Reference2	8.35%	6.29%	8.00%

AssetsNet	$ 264,705,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,132,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$264,705
Number of Holdings	51
Investment Advisory Fees	$2,132
Portfolio Turnover	36%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.8%
Health Care	4.0%
Information Technology	5.5%
Real Estate	9.4%
Industrials	9.5%
Consumer Discretionary	17.0%
Utilities	17.8%
Financials	34.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000219861
Shareholder Report [Line Items]
Fund Name	Victory Investment Grade Convertible Fund
Class Name	Member Class
Trading Symbol	SBFMX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 7.73% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, ICE BofAML Investment Grade U.S. Conv 5% Constrained Index (the "Index"), which returned 8.35% during the period.

As of June 30, 2024, the Fund is overweight compared to the Index in the information technology, industrials, financials, and consumer discretionary sectors. It is underweighted in the real estate and utilities sectors. It is approximately equal weight in the other sectors. The Fund is broadly diversified amongst individual issues, economic sectors, credits, and convertible types.

Convertible bonds and preferred stocks are hybrid securities that are influenced by both the stock market and bond market. Stock market returns were quite positive over the last year, and this led to positive convertible returns as well. Furthermore, the fixed coupons and/or preferred dividends of the convertible holdings provided income to the Fund.

Top contributors to performance:

• Absolute performance of the Fund during the fiscal year ending June 30, 2024, was led by the financial sector, followed by the consumer discretionary, and energy sectors.

• Performance relative to the Index was helped by overweight positions in the energy and financials sectors, as well as positive security selection in the industrials sector.

Top detractors from performance:

• Performance in health care and information technology sectors subtracted from relative returns.

• Relative performance was hurt by an overweight in the health care and information technology sectors, as well as negative security selection in the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Average Annual Return [Table Text Block]
	1 Year	Since Inception
Member Class	7.73%	5.31%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1	2.63%	- 2.64%
ICE BofAML Investment Grade U.S. Conv 5% Constrained IndexFootnote Reference2	8.35%	6.51%

AssetsNet	$ 264,705,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 2,132,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$264,705
Number of Holdings	51
Investment Advisory Fees	$2,132
Portfolio Turnover	36%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.8%
Health Care	4.0%
Information Technology	5.5%
Real Estate	9.4%
Industrials	9.5%
Consumer Discretionary	17.0%
Utilities	17.8%
Financials	34.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000002334
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class A
Trading Symbol	VETAX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.71% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Value Index (the "Index"), which returned 11.98% during the period.

• For the trailing 12-month period ended June 30, 2024, sector allocation was the primary driver of relative underperformance. Stock selection partially offset the unfavorable impact of sector weighting for the period.

• Index returns were positive across eight of the 11 major economic sectors and varied widely, with only three sectors outpacing the Index.

• Financials was the top-performing sector for the period. By contrast, health care was the worst-performing sector for the period.

• Stock selection in industrials was the largest detractor from relative performance for the period; however, an overweight in the sector partially offset the unfavorable impact of selection.

• Additionally, stock selection in financials, energy and utilities also detracted from the Fund’s relative return.

• Underweights in Financials (the top-performing sector) and energy were also detractors.

• Conversely, stock selection in information technology, consumer staples, materials, health care, real estate and consumer discretionary contributed to relative return for the period. However, overweights in materials, health care (the worst-performing sector) and consumer staples partially offset the favorable impact of selection in the sectors. Underweights in communication services and real estate also contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Sycamore Established Value Fund Class A @ NAV - $26,584	Victory Sycamore Established Value Fund Class A @ MOP - $25,055	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Value Index - $20,809
6/14	$10,000	$9,425	$10,000	$10,000
6/15	$10,722	$10,106	$10,742	$10,367
6/16	$11,447	$10,789	$11,171	$10,704
6/17	$13,272	$12,509	$13,170	$12,408
6/18	$14,755	$13,907	$15,064	$13,351
6/19	$15,559	$14,664	$16,633	$13,842
6/20	$14,275	$13,454	$17,881	$12,207
6/21	$22,199	$20,922	$25,175	$18,685
6/22	$21,199	$19,979	$22,503	$16,817
6/23	$24,012	$22,631	$26,912	$18,583
6/24	$26,584	$25,055	$33,521	$20,809

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	10.71%	11.31%	10.27%
Class A @ MOP	4.34%	10.00%	9.62%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® Value IndexFootnote Reference2	11.98%	8.49%	7.60%

Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 18,004,758,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 80,626,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,004,758
Number of Holdings	79
Investment Advisory Fees	$80,626
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.4%
Consumer Staples	5.7%
Energy	5.9%
Information Technology	7.7%
Health Care	8.3%
Real Estate	8.3%
Consumer Discretionary	10.0%
Materials	11.5%
Financials	15.5%
Industrials	20.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000169232
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class C
Trading Symbol	VEVCX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$176	1.68%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 9.86% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Value Index (the "Index"), which returned 11.98% during the period.

• For the trailing 12-month period ended June 30, 2024, sector allocation was the primary driver of relative underperformance. Stock selection partially offset the unfavorable impact of sector weighting for the period.

• Index returns were positive across eight of the 11 major economic sectors and varied widely, with only three sectors outpacing the Index.

• Financials was the top-performing sector for the period. By contrast, health care was the worst-performing sector for the period.

• Stock selection in industrials was the largest detractor from relative performance for the period; however, an overweight in the sector partially offset the unfavorable impact of selection.

• Additionally, stock selection in financials, energy and utilities also detracted from the Fund’s relative return.

• Underweights in Financials (the top-performing sector) and energy were also detractors.

• Conversely, stock selection in information technology, consumer staples, materials, health care, real estate and consumer discretionary contributed to relative return for the period. However, overweights in materials, health care (the worst-performing sector) and consumer staples partially offset the favorable impact of selection in the sectors. Underweights in communication services and real estate also contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Sycamore Established Value Fund Class C @ NAV - $24,741	Victory Sycamore Established Value Fund Class C @ CDSC - $24,741	S&P 500® Index (regulatory broad based index) - $32,829	Russell Midcap® Value Index - $22,248
2/16Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/16	$11,303	$11,303	$10,941	$11,444
6/17	$13,002	$13,002	$12,898	$13,266
6/18	$14,341	$14,341	$14,753	$14,274
6/19	$15,009	$15,009	$16,289	$14,799
6/20	$13,666	$13,666	$17,512	$13,051
6/21	$21,088	$21,088	$24,656	$19,977
6/22	$19,987	$19,987	$22,038	$17,980
6/23	$22,465	$22,465	$26,357	$19,868
6/24	$24,741	$24,741	$32,829	$22,248

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class C @ NAV	9.86%	10.46%	11.48%
Class C @ CDSC	8.86%	10.46%	11.48%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	15.33%
Russell Midcap® Value IndexFootnote Reference2	11.98%	8.49%	10.07%

Previous Investment Adviser [Text Block]	Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 18,004,758,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 80,626,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,004,758
Number of Holdings	79
Investment Advisory Fees	$80,626
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.4%
Consumer Staples	5.7%
Energy	5.9%
Information Technology	7.7%
Health Care	8.3%
Real Estate	8.3%
Consumer Discretionary	10.0%
Materials	11.5%
Financials	15.5%
Industrials	20.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000052114
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class I
Trading Symbol	VEVIX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 11.06% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Value Index (the "Index"), which returned 11.98% during the period.

• For the trailing 12-month period ended June 30, 2024, sector allocation was the primary driver of relative underperformance. Stock selection partially offset the unfavorable impact of sector weighting for the period.

• Index returns were positive across eight of the 11 major economic sectors and varied widely, with only three sectors outpacing the Index.

• Financials was the top-performing sector for the period. By contrast, health care was the worst-performing sector for the period.

• Stock selection in industrials was the largest detractor from relative performance for the period; however, an overweight in the sector partially offset the unfavorable impact of selection.

• Additionally, stock selection in financials, energy and utilities also detracted from the Fund’s relative return.

• Underweights in Financials (the top-performing sector) and energy were also detractors.

• Conversely, stock selection in information technology, consumer staples, materials, health care, real estate and consumer discretionary contributed to relative return for the period. However, overweights in materials, health care (the worst-performing sector) and consumer staples partially offset the favorable impact of selection in the sectors. Underweights in communication services and real estate also contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Sycamore Established Value Fund Class I - $27,435	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Value Index - $20,809
6/14	$10,000	$10,000	$10,000
6/15	$10,759	$10,742	$10,367
6/16	$11,528	$11,171	$10,704
6/17	$13,398	$13,170	$12,408
6/18	$14,939	$15,064	$13,351
6/19	$15,805	$16,633	$13,842
6/20	$14,546	$17,881	$12,207
6/21	$22,692	$25,175	$18,685
6/22	$21,738	$22,503	$16,817
6/23	$24,703	$26,912	$18,583
6/24	$27,435	$33,521	$20,809

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	11.06%	11.66%	10.62%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® Value IndexFootnote Reference2	11.98%	8.49%	7.60%

AssetsNet	$ 18,004,758,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 80,626,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,004,758
Number of Holdings	79
Investment Advisory Fees	$80,626
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.4%
Consumer Staples	5.7%
Energy	5.9%
Information Technology	7.7%
Health Care	8.3%
Real Estate	8.3%
Consumer Discretionary	10.0%
Materials	11.5%
Financials	15.5%
Industrials	20.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000002335
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class R
Trading Symbol	GETGX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$117	1.11%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.50% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Value Index (the "Index"), which returned 11.98% during the period.

• For the trailing 12-month period ended June 30, 2024, sector allocation was the primary driver of relative underperformance. Stock selection partially offset the unfavorable impact of sector weighting for the period.

• Index returns were positive across eight of the 11 major economic sectors and varied widely, with only three sectors outpacing the Index.

• Financials was the top-performing sector for the period. By contrast, health care was the worst-performing sector for the period.

• Stock selection in industrials was the largest detractor from relative performance for the period; however, an overweight in the sector partially offset the unfavorable impact of selection.

• Additionally, stock selection in financials, energy and utilities also detracted from the Fund’s relative return.

• Underweights in Financials (the top-performing sector) and energy were also detractors.

• Conversely, stock selection in information technology, consumer staples, materials, health care, real estate and consumer discretionary contributed to relative return for the period. However, overweights in materials, health care (the worst-performing sector) and consumer staples partially offset the favorable impact of selection in the sectors. Underweights in communication services and real estate also contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Sycamore Established Value Fund Class R - $26,063	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Value Index - $20,809
6/14	$10,000	$10,000	$10,000
6/15	$10,705	$10,742	$10,367
6/16	$11,407	$11,171	$10,704
6/17	$13,196	$13,170	$12,408
6/18	$14,647	$15,064	$13,351
6/19	$15,412	$16,633	$13,842
6/20	$14,112	$17,881	$12,207
6/21	$21,901	$25,175	$18,685
6/22	$20,869	$22,503	$16,817
6/23	$23,587	$26,912	$18,583
6/24	$26,063	$33,521	$20,809

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	10.50%	11.08%	10.05%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® Value IndexFootnote Reference2	11.98%	8.49%	7.60%

AssetsNet	$ 18,004,758,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 80,626,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,004,758
Number of Holdings	79
Investment Advisory Fees	$80,626
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.4%
Consumer Staples	5.7%
Energy	5.9%
Information Technology	7.7%
Health Care	8.3%
Real Estate	8.3%
Consumer Discretionary	10.0%
Materials	11.5%
Financials	15.5%
Industrials	20.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000138366
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class R6
Trading Symbol	VEVRX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 11.12% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Value Index (the "Index"), which returned 11.98% during the period.

• For the trailing 12-month period ended June 30, 2024, sector allocation was the primary driver of relative underperformance. Stock selection partially offset the unfavorable impact of sector weighting for the period.

• Index returns were positive across eight of the 11 major economic sectors and varied widely, with only three sectors outpacing the Index.

• Financials was the top-performing sector for the period. By contrast, health care was the worst-performing sector for the period.

• Stock selection in industrials was the largest detractor from relative performance for the period; however, an overweight in the sector partially offset the unfavorable impact of selection.

• Additionally, stock selection in financials, energy and utilities also detracted from the Fund’s relative return.

• Underweights in Financials (the top-performing sector) and energy were also detractors.

• Conversely, stock selection in information technology, consumer staples, materials, health care, real estate and consumer discretionary contributed to relative return for the period. However, overweights in materials, health care (the worst-performing sector) and consumer staples partially offset the favorable impact of selection in the sectors. Underweights in communication services and real estate also contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Sycamore Established Value Fund Class R6 - $27,549	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Value Index - $20,809
6/14	$10,000	$10,000	$10,000
6/15	$10,763	$10,742	$10,367
6/16	$11,531	$11,171	$10,704
6/17	$13,416	$13,170	$12,408
6/18	$14,972	$15,064	$13,351
6/19	$15,840	$16,633	$13,842
6/20	$14,581	$17,881	$12,207
6/21	$22,757	$25,175	$18,685
6/22	$21,809	$22,503	$16,817
6/23	$24,793	$26,912	$18,583
6/24	$27,549	$33,521	$20,809

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	11.12%	11.71%	10.67%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® Value IndexFootnote Reference2	11.98%	8.49%	7.60%

AssetsNet	$ 18,004,758,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 80,626,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,004,758
Number of Holdings	79
Investment Advisory Fees	$80,626
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.4%
Consumer Staples	5.7%
Energy	5.9%
Information Technology	7.7%
Health Care	8.3%
Real Estate	8.3%
Consumer Discretionary	10.0%
Materials	11.5%
Financials	15.5%
Industrials	20.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000111271
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class Y
Trading Symbol	VEVYX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 10.97% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell Midcap® Value Index (the "Index"), which returned 11.98% during the period.

• For the trailing 12-month period ended June 30, 2024, sector allocation was the primary driver of relative underperformance. Stock selection partially offset the unfavorable impact of sector weighting for the period.

• Index returns were positive across eight of the 11 major economic sectors and varied widely, with only three sectors outpacing the Index.

• Financials was the top-performing sector for the period. By contrast, health care was the worst-performing sector for the period.

• Stock selection in industrials was the largest detractor from relative performance for the period; however, an overweight in the sector partially offset the unfavorable impact of selection.

• Additionally, stock selection in financials, energy and utilities also detracted from the Fund’s relative return.

• Underweights in Financials (the top-performing sector) and energy were also detractors.

• Conversely, stock selection in information technology, consumer staples, materials, health care, real estate and consumer discretionary contributed to relative return for the period. However, overweights in materials, health care (the worst-performing sector) and consumer staples partially offset the favorable impact of selection in the sectors. Underweights in communication services and real estate also contributed to performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Sycamore Established Value Fund Class Y - $27,276	S&P 500® Index (regulatory broad based index) - $33,521	Russell Midcap® Value Index - $20,809
6/14	$10,000	$10,000	$10,000
6/15	$10,742	$10,742	$10,367
6/16	$11,490	$11,171	$10,704
6/17	$13,356	$13,170	$12,408
6/18	$14,894	$15,064	$13,351
6/19	$15,754	$16,633	$13,842
6/20	$14,493	$17,881	$12,207
6/21	$22,607	$25,175	$18,685
6/22	$21,647	$22,503	$16,817
6/23	$24,579	$26,912	$18,583
6/24	$27,276	$33,521	$20,809

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	10.97%	11.60%	10.56%
S&P 500® IndexFootnote Reference1	24.56%	15.05%	12.86%
Russell Midcap® Value IndexFootnote Reference2	11.98%	8.49%	7.60%

AssetsNet	$ 18,004,758,000
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 80,626,000
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,004,758
Number of Holdings	79
Investment Advisory Fees	$80,626
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	3.4%
Consumer Staples	5.7%
Energy	5.9%
Information Technology	7.7%
Health Care	8.3%
Real Estate	8.3%
Consumer Discretionary	10.0%
Materials	11.5%
Financials	15.5%
Industrials	20.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000002356
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class A
Trading Symbol	SSGSX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$129	1.26%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.91% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2000® Value Index (the "Index"), which returned 10.90% during the period.

• For the trailing 12-month period ended June 30, 2024, stock selection was the primary driver of relative underperformance.

• Sector allocation also detracted from relative return for the period. Sector weighting is a by-product of the bottom-up security selection process and not a result of top-down tactical decisions. Index returns were positive across eight of the 11 major economic sectors and varied widely, with only five sectors outpacing the Index.

• Energy was the top-performing sector for the period. By contrast, communications services was the worst-performing sector for the period.

• Stock selection in industrials, materials, energy, and consumer discretionary detracted from relative performance for the period. However, an overweight in materials partially offset the unfavorable impact of selection in the sector.

• Underweights in financials and energy (the best-performing sector), as well as an overweight in information technology also detracted from relative return. Conversely, underweights in health care and real estate contributed to relative return for the period. Stock selection in consumer staples and health care was also beneficial for the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Sycamore Small Company Opportunity Fund Class A @ NAV - $22,212	Victory Sycamore Small Company Opportunity Fund Class A @ MOP - $20,933	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Value Index - $18,294
6/14	$10,000	$9,424	$10,000	$10,000
6/15	$10,407	$9,808	$10,729	$10,078
6/16	$10,600	$9,990	$10,959	$9,817
6/17	$13,185	$12,427	$12,987	$12,258
6/18	$15,061	$14,194	$14,907	$13,863
6/19	$15,511	$14,618	$16,246	$12,999
6/20	$13,453	$12,679	$17,306	$10,727
6/21	$20,782	$19,585	$24,950	$18,588
6/22	$18,889	$17,802	$21,490	$15,562
6/23	$21,171	$19,953	$25,563	$16,497
6/24	$22,212	$20,933	$31,475	$18,294

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class A @ NAV	4.91%	7.45%	8.31%
Class A @ MOP	- 1.12%	6.18%	7.67%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	6.23%

Previous Investment Adviser [Text Block]	The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
AssetsNet	$ 6,686,053,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 51,520,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,686,053
Number of Holdings	115
Investment Advisory Fees	$51,520
Portfolio Turnover	37%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.4%
Health Care	3.7%
Utilities	3.8%
Real Estate	6.6%
Energy	6.7%
Consumer Discretionary	9.5%
Materials	10.1%
Information Technology	10.8%
Industrials	21.7%
Financials	22.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000052116
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class I
Trading Symbol	VSOIX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 5.29% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2000® Value Index (the "Index"), which returned 10.90% during the period.

• For the trailing 12-month period ended June 30, 2024, stock selection was the primary driver of relative underperformance.

• Sector allocation also detracted from relative return for the period. Sector weighting is a by-product of the bottom-up security selection process and not a result of top-down tactical decisions. Index returns were positive across eight of the 11 major economic sectors and varied widely, with only five sectors outpacing the Index.

• Energy was the top-performing sector for the period. By contrast, communications services was the worst-performing sector for the period.

• Stock selection in industrials, materials, energy, and consumer discretionary detracted from relative performance for the period. However, an overweight in materials partially offset the unfavorable impact of selection in the sector.

• Underweights in financials and energy (the best-performing sector), as well as an overweight in information technology also detracted from relative return. Conversely, underweights in health care and real estate contributed to relative return for the period. Stock selection in consumer staples and health care was also beneficial for the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Sycamore Small Company Opportunity Fund Class I - $22,976	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Value Index - $18,294
6/14	$10,000	$10,000	$10,000
6/15	$10,443	$10,729	$10,078
6/16	$10,668	$10,959	$9,817
6/17	$13,313	$12,987	$12,258
6/18	$15,255	$14,907	$13,863
6/19	$15,765	$16,246	$12,999
6/20	$13,720	$17,306	$10,727
6/21	$21,264	$24,950	$18,588
6/22	$19,398	$21,490	$15,562
6/23	$21,822	$25,563	$16,497
6/24	$22,976	$31,475	$18,294

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	5.29%	7.82%	8.67%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	6.23%

AssetsNet	$ 6,686,053,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 51,520,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,686,053
Number of Holdings	115
Investment Advisory Fees	$51,520
Portfolio Turnover	37%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.4%
Health Care	3.7%
Utilities	3.8%
Real Estate	6.6%
Energy	6.7%
Consumer Discretionary	9.5%
Materials	10.1%
Information Technology	10.8%
Industrials	21.7%
Financials	22.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000002357
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class R
Trading Symbol	GOGFX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R	$149	1.46%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 4.71% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2000® Value Index (the "Index"), which returned 10.90% during the period.

• For the trailing 12-month period ended June 30, 2024, stock selection was the primary driver of relative underperformance.

• Sector allocation also detracted from relative return for the period. Sector weighting is a by-product of the bottom-up security selection process and not a result of top-down tactical decisions. Index returns were positive across eight of the 11 major economic sectors and varied widely, with only five sectors outpacing the Index.

• Energy was the top-performing sector for the period. By contrast, communications services was the worst-performing sector for the period.

• Stock selection in industrials, materials, energy, and consumer discretionary detracted from relative performance for the period. However, an overweight in materials partially offset the unfavorable impact of selection in the sector.

• Underweights in financials and energy (the best-performing sector), as well as an overweight in information technology also detracted from relative return. Conversely, underweights in health care and real estate contributed to relative return for the period. Stock selection in consumer staples and health care was also beneficial for the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Sycamore Small Company Opportunity Fund Class R - $21,776	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Value Index - $18,294
6/14	$10,000	$10,000	$10,000
6/15	$10,382	$10,729	$10,078
6/16	$10,553	$10,959	$9,817
6/17	$13,100	$12,987	$12,258
6/18	$14,927	$14,907	$13,863
6/19	$15,338	$16,246	$12,999
6/20	$13,282	$17,306	$10,727
6/21	$20,481	$24,950	$18,588
6/22	$18,586	$21,490	$15,562
6/23	$20,796	$25,563	$16,497
6/24	$21,776	$31,475	$18,294

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R	4.71%	7.26%	8.09%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	6.23%

AssetsNet	$ 6,686,053,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 51,520,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,686,053
Number of Holdings	115
Investment Advisory Fees	$51,520
Portfolio Turnover	37%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.4%
Health Care	3.7%
Utilities	3.8%
Real Estate	6.6%
Energy	6.7%
Consumer Discretionary	9.5%
Materials	10.1%
Information Technology	10.8%
Industrials	21.7%
Financials	22.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000164985
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class R6
Trading Symbol	VSORX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 5.34% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2000® Value Index (the "Index"), which returned 10.90% during the period.

• For the trailing 12-month period ended June 30, 2024, stock selection was the primary driver of relative underperformance.

• Sector allocation also detracted from relative return for the period. Sector weighting is a by-product of the bottom-up security selection process and not a result of top-down tactical decisions. Index returns were positive across eight of the 11 major economic sectors and varied widely, with only five sectors outpacing the Index.

• Energy was the top-performing sector for the period. By contrast, communications services was the worst-performing sector for the period.

• Stock selection in industrials, materials, energy, and consumer discretionary detracted from relative performance for the period. However, an overweight in materials partially offset the unfavorable impact of selection in the sector.

• Underweights in financials and energy (the best-performing sector), as well as an overweight in information technology also detracted from relative return. Conversely, underweights in health care and real estate contributed to relative return for the period. Stock selection in consumer staples and health care was also beneficial for the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Sycamore Small Company Opportunity Fund Class R6 - $22,979	Russell 3000® Index (regulatory broad based index) - $30,155	Russell 2000® Value Index - $20,177
12/15Footnote Reference*	$10,000	$10,000	$10,000
6/16	$10,641	$10,499	$10,828
6/17	$13,278	$12,443	$13,519
6/18	$15,219	$14,282	$15,290
6/19	$15,731	$15,564	$14,337
6/20	$13,700	$16,581	$11,831
6/21	$21,242	$23,903	$20,501
6/22	$19,387	$20,589	$17,163
6/23	$21,814	$24,491	$18,194
6/24	$22,979	$30,155	$20,177

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception
Class R6	5.34%	7.87%	10.23%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	13.79%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	8.56%

AssetsNet	$ 6,686,053,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 51,520,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,686,053
Number of Holdings	115
Investment Advisory Fees	$51,520
Portfolio Turnover	37%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.4%
Health Care	3.7%
Utilities	3.8%
Real Estate	6.6%
Energy	6.7%
Consumer Discretionary	9.5%
Materials	10.1%
Information Technology	10.8%
Industrials	21.7%
Financials	22.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.
C000111275
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class Y
Trading Symbol	VSOYX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at vcm.com. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

The Fund returned 5.22% for the fiscal year ended June 30, 2024, underperforming its primary benchmark, Russell 2000® Value Index (the "Index"), which returned 10.90% during the period.

• For the trailing 12-month period ended June 30, 2024, stock selection was the primary driver of relative underperformance.

• Sector allocation also detracted from relative return for the period. Sector weighting is a by-product of the bottom-up security selection process and not a result of top-down tactical decisions. Index returns were positive across eight of the 11 major economic sectors and varied widely, with only five sectors outpacing the Index.

• Energy was the top-performing sector for the period. By contrast, communications services was the worst-performing sector for the period.

• Stock selection in industrials, materials, energy, and consumer discretionary detracted from relative performance for the period. However, an overweight in materials partially offset the unfavorable impact of selection in the sector.

• Underweights in financials and energy (the best-performing sector), as well as an overweight in information technology also detracted from relative return. Conversely, underweights in health care and real estate contributed to relative return for the period. Stock selection in consumer staples and health care was also beneficial for the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Line Graph [Table Text Block]
	Victory Sycamore Small Company Opportunity Fund Class Y - $22,653	Russell 3000® Index (regulatory broad based index) - $31,475	Russell 2000® Value Index - $18,294
6/14	$10,000	$10,000	$10,000
6/15	$10,423	$10,729	$10,078
6/16	$10,630	$10,959	$9,817
6/17	$13,233	$12,987	$12,258
6/18	$15,130	$14,907	$13,863
6/19	$15,613	$16,246	$12,999
6/20	$13,571	$17,306	$10,727
6/21	$21,004	$24,950	$18,588
6/22	$19,154	$21,490	$15,562
6/23	$21,529	$25,563	$16,497
6/24	$22,653	$31,475	$18,294

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class Y	5.22%	7.73%	8.52%
Russell 3000® IndexFootnote Reference1	23.13%	14.14%	12.15%
Russell 2000® Value IndexFootnote Reference2	10.90%	7.07%	6.23%

AssetsNet	$ 6,686,053,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 51,520,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,686,053
Number of Holdings	115
Investment Advisory Fees	$51,520
Portfolio Turnover	37%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	2.4%
Health Care	3.7%
Utilities	3.8%
Real Estate	6.6%
Energy	6.7%
Consumer Discretionary	9.5%
Materials	10.1%
Information Technology	10.8%
Industrials	21.7%
Financials	22.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the year ended June 30, 2024.